As filed with the Securities and Exchange Commission on October 28, 2024
Securities Act Registration No. 002‑64233
Investment Company Act Registration No. 811‑02918
FORM N-1A
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(	)

Pre‑Effective Amendment No.	(	)
Post-Effective Amendment No. 75	( X	)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	(	)

Amendment No. 76	(X	)
(Check appropriate box or boxes)
DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (859) 254‑7741
Allen E. Grimes, III
Dupree & Company, Inc.
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective
(check appropriate box)
   Immediately upon filing pursuant to paragraph (b)
 ☒  On November 1, 2024 pursuant to paragraph (b)
   On      pursuant to paragraph (a)(1)
   75 days after filing pursuant to paragraph (a) (2)
   On pursuant to paragraph (a) (2) of rule 485
   This post-effective amendment designates a new effective date

TAX‑EXEMPT MUNICIPAL BOND FUNDS
Alabama Tax‑Free Income Series — DUALX
Kentucky Tax‑Free Income Series — KYTFX
Kentucky Tax‑Free Short‑to‑Medium Series — KYSMX
Mississippi Tax‑Free Income Series — DUMSX
North Carolina Tax‑Free Income Series — NTFIX
North Carolina Tax‑Free Short‑to‑Medium Series — NTSMX
Tennessee Tax‑Free Income Series — TNTIX
Tennessee Tax‑Free Short‑to‑Medium Series — TTSMX
TAXABLE MUNICIPAL BOND FUND
Taxable Municipal Bond Series — DUTMX
GOVERNMENT BOND FUND
Intermediate Government Bond Series — DPIGX
PROSPECTUS
November 1, 2024

This Prospectus is a concise statement of information about Dupree Mutual Funds (the “Trust”) that you should know before investing. This Prospectus should be kept for future reference.
These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Dupree Mutual Funds • P.O. Box 1149 • Lexington, Kentucky 40588-1149
(859) 254‑7741 • (800) 866‑0614

Table of Contents

Alabama Tax‑Free Income Series

3	Investment Objectives

3	Fees and Expenses

3	Principal Investment Strategies, Risks and Performance

5	Management

Kentucky Tax‑Free Income Series

7	Investment Objectives

7	Fees and Expenses

7	Principal Investment Strategies, Risks and Performance

9	Management

Kentucky Tax‑Free Short‑to‑Medium Series

10	Investment Objectives

10	Fees and Expenses

10	Principal Investment Strategies, Risks and Performance

13	Management

Mississippi Tax‑Free Income Series

14	Investment Objectives

14	Fees and Expenses

14	Principal Investment Strategies, Risks and Performance

17	Management

North Carolina Tax‑Free Income Series

18	Investment Objectives

18	Fees and Expenses

18	Principal Investment Strategies, Risks and Performance

20	Management

North Carolina Tax‑Free Short‑to‑Medium Series

22	Investment Objectives

22	Fees and Expenses

22	Principal Investment Strategies, Risks and Performance

24	Management

Tennessee Tax‑Free Income Series

26	Investment Objectives

26	Fees and Expenses

26	Principal Investment Strategies, Risks and Performance

28	Management

Tennessee Tax‑Free Short‑to‑Medium Series

30	Investment Objectives

30	Fees and Expenses

30	Principal Investment Strategies, Risks and Performance

32	Management

Taxable Municipal Bond Series

34	Investment Objectives

34	Fees and Expenses

34	Principal Investment Strategies, Risks and Performance

37	Management

Intermediate Government Bond Series

38	Investment Objectives

38	Fees and Expenses

38	Principal Investment Strategies, Risks and Performance

40	Management

Summary of Shareholder Information

Shareholder Information

41	Buying Shares

42	Selling Shares

44	Dividends and Distributions

44	Frequent Purchases and Redemptions of Fund Shares

44	Taxes

Further Information Tax–Exempt Municipal Bond Series

45	Investment Objectives and Principal Investment Strategies

Further Information Taxable Municipal Bond Series

47	Investment Objectives and Principal Investment Strategies

Further Information Intermediate Government Bond Series

49	Investment Objectives and Strategies

50	Organization and Management of the Trust

51	Distribution Arrangements

52	Financial Highlights

62	Privacy Policy

63	Marketing Protection and “No Marketing” Notice

67	How to Reach Us

Alabama Tax‑Free Income Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Alabama personal income taxes derived from Alabama municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Alabama Tax‑Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.41%
Total Annual Fund Operating Expenses*	0.91%

*	For the most recent fiscal year ended June 30, 2024, the total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$93	$290	$504	$1,120
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual Fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 20.02% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Alabama income taxes. The weighted average nominal maturity of the Fund’s portfolio will normally be 10 years or more. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Alabama municipal securities, economic, regulatory and political events in Alabama are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year,10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree‑funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

ALABAMA TAX-FREE INCOME SERIES
Average Annual Total Return
One Year Total Return
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
Total Return
9.32%
2.67%
0.52%
4.12%
0.43%
7.16%
5.24%
1.29%
-8.65%
4.91%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	7.68%	December 31, 2023
Lowest Quarter Total Return:	‑5.67%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.74%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	4.92%	1.82%	2.60%
Return After Taxes on Distributions (%)	4.92%	1.82%	2.59%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	3.96%	1.98%	2.66%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers
Vincent Harrison serves as the portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Kentucky Tax‑Free Income Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Kentucky Tax‑Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.62%
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$63	$199	$346	$774
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 14.50% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance.

The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Kentucky municipal securities, economic, regulatory and political events in Kentucky are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

KENTUCKY TAX-FREE INCOME SERIES

Average Annual Total Returns

One Year Total Return
12.00%
9.00%
6.00%
3.00%
0.00%
-3.00%
-6.00%
-9.00%
Total Return
7.66%
2.51%
0.28%
4.19%
0.95%
6.70%
4.34%
1.87%
-8.17%
5.16%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	7.61%	December 31, 2023
Lowest Quarter Total Return:	‑5.48%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.91%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	5.16%	1.83%	2.45%
Return After Taxes on Distributions (%)	5.16%	1.83%	2.45%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	4.16%	2.02%	2.56%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.
Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Kentucky Tax‑Free Short‑to‑Medium Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Kentucky Tax‑Free Short to Medium Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.31%
Total Annual Fund Operating Expenses*	0.81%

*	For the most recent fiscal year ended June 30, 2024, the total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$83	$259	$450	$1,002
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 24.89% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2‑7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects the securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
This Fund is non‑diversified.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Kentucky municipal securities, economic, regulatory and political events in Kentucky are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Non‑Diversification Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree‑funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES
Average Annual Total Returns
One Year Total Return
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
Total Return
2.02%
1.53%
-0.80%
2.56%
0.85%
4.68%
3.02%
0.13%
-3.45%
3.06%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.51%	December 31, 2023
Lowest Quarter Total Return:	‑3.35%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.95%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	3.06%	1.45%	1.34%
Return After Taxes on Distributions (%)	3.06%	1.45%	1.34%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	2.57%	1.51%	1.45%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.
Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Mississippi Tax‑Free Income Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Mississippi personal income taxes derived from Mississippi municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Mississippi Tax‑Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses*	0.96%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$98	$306	$531	$1,178
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 17.87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
This Fund is non‑diversified.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Mississippi municipal securities, economic, regulatory and political events in Mississippi are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Non‑Diversification Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

MISSISSIPPI TAX-FREE INCOME SERIES
Average Annual Total Returns
One Year Total Return
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
Total Return
10.33%
3.35%
0.65%
4.59%
0.30%
5.82%
4.07%
1.32%
-7.95%
4.31%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	6.04%	December 31, 2023
Lowest Quarter Total Return:	‑5.22%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.56%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	4.31%	1.39%	2.58%
Return After Taxes on Distributions (%)	4.31%	1.36%	2.56%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	3.59%	1.63%	2.63%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.

MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.
Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in securities of the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

North Carolina Tax‑Free Income Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and North Carolina personal income taxes derived from North Carolina municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the North Carolina Tax‑Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.49%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.76%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$78	$243	$422	$942
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 11.99% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in North Carolina municipal securities, economic, regulatory and political events in North Carolina are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

NORTH CAROLINA TAX-FREE INCOME SERIES
Average Annual Total Returns
One Year Total Return
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
Total Return
8.99%
2.74%
0.04%
4.65%
0.22%
6.32%
5.04%
1.20%
-9.33%
4.84%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	6.92%	December 31, 2023
Lowest Quarter Total Return:	‑6.11%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.73%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	4.84%	1.44%	2.35%
Return After Taxes on Distributions (%)	4.84%	1.44%	2.35%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	3.86%	1.65%	2.43%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

North Carolina Tax‑Free Short‑to‑Medium Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and North Carolina personal income taxes derived from North Carolina municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the North Carolina Tax‑Free Short to Medium Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses*	0.97%
*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$99	$309	$536	$1,190
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2‑7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in North Carolina municipal securities, economic, regulatory and political events in North Carolina are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year,10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES
Average Annual Total Returns
One Year Total Return
Total Return
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
2.06%
1.19%
-1.00%
2.50%
0.75%
5.07%
3.25%
-0.07%
-4.70%
2.54%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.34%	December 31, 2023
Lowest Quarter Total Return:	‑4.15%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.43%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	2.54%	1.16%	1.13%
Return After Taxes on Distributions (%)	2.54%	1.16%	1.13%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	2.25%	1.28%	1.24%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Tennessee Tax‑Free Income Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal taxes and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Tennessee Tax‑Free Income Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses*	0.80%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$82	$255	$444	$990
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 21.15% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal taxation and state taxation (if applicable) in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal income taxes and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal income taxes and Tennessee income taxes (if applicable). Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Tennessee municipal securities, economic, regulatory and political events in Tennessee are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

TENNESSEE TAX-FREE INCOME SERIES
Average Annual Total Returns
One Year Total Return
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
-8.00%
Total Return
8.68%
2.37%
0.16%
3.99%
0.29%
5.93%
4.00%
1.11%
-7.06%
4.54%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	7.05%	December 31, 2023
Lowest Quarter Total Return:	‑4.80%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.61%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	4.54%	1.60%	2.32%
Return After Taxes on Distributions (%)	4.54%	1.59%	2.32%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	3.74%	1.80%	2.42%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Tennessee Tax‑Free Short‑to‑Medium Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income exempt from federal and Tennessee state taxes (if applicable) derived from Tennessee municipal securities without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Tennessee Tax‑Free Short to Medium Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.82%
Total Annual Fund Operating Expenses*	1.32%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$134	$418	$723	$1,590
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 12.62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of tax‑exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a weighted average nominal maturity normally ranging from 2‑7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation (if applicable) in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes (if applicable) or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes (if applicable). Maintaining a steady stream of tax‑exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
The Fund is non‑diversified.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
State-Specific Concentration Risk. Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic, regulatory or political development unique to a single state or region that may adversely affect the performance of the Fund. Since the Fund invests in Tennessee municipal securities, economic, regulatory and political events in Tennessee are likely to directly affect the Fund’s investments and its performance.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after the Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax‑exempt should in fact be taxable. This may result in a significant decline in the value of the security.
Non‑Diversification Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The NAV of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
Average Annual Total Returns
One Year Total Return
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
Total Return
2.58%
1.74%
-0.44%
1.72%
0.93%
4.50%
3.19%
-0.30%
-3.77%
2.42%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	2.94%	December 31, 2023
Lowest Quarter Total Return:	‑3.60%	March 31, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	1.38%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	2.42%	1.17%	1.23%
Return After Taxes on Distributions (%)	2.42%	1.17%	1.23%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	2.14%	1.28%	1.32%
Bloomberg Municipal Bond Index	6.40%	2.25%	3.03%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Taxable Municipal Bond Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Taxable Municipal Bond Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.78%
Total Annual Fund Operating Expenses*	1.28%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$130	$406	$702	$1,545
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 12.53% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
The Fund seeks to provide a steady flow of taxable income derived from taxable municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating organizations (NRSROs) at the time of purchase) with a weighted average nominal maturity normally greater than 10 years. The Fund generally purchases taxable municipal bonds with nominal maturities typically ranging from 10‑30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax for this portfolio.
The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds

(“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.
Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers do not have the ability to issue new Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market.
The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not receive or pass through to shareholders tax credits as a result of investments.
This Fund is non‑diversified.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks:
Credit Risk. A principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are investment grade; and possible loss of money. The Fund is relying on the ability of the issuer to make interest payments and repay principal when due. This subjects the Fund to credit risk because a municipal issuer may be fiscally unstable or exposed to large liabilities that could impair its ability to honor its obligations. Municipal issuers with significant debt service requirements, in the near‑to mid‑term; unrated issuers and those with less capital and liquidity to absorb additional expenses may be most at risk. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. The treatment of municipalities in bankruptcy is more uncertain, and potentially more adverse to debt holders, than for corporate issuers.
Insurance Risk. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security or the Fund’s share price or distributions, and shares of the Fund are not insured.
Municipal Securities Risk. The value of municipal securities in which the Fund invests may be affected by economic, regulatory, political and social developments. Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors also may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, a by‑product of lower capital commitments to the asset class by the dealer community, which may adversely affect the Fund’s ability to sell municipal securities it holds at attractive prices or value municipal securities. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.
Issuer Cybersecurity Risk. Municipalities issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

Interest Rate Risk. Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, and other conditions. As a result, the market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues with shorter maturities and/or higher credit quality pay lower yields than issues with longer maturities and/or lower credit quality.
Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which increases the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.
Non‑Diversification Risk. Since the Fund is non‑diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the fund’s performance and share price.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
Liquidity Risk. Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio.
Regulatory Risk. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an “offset” which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Additionally, under the Budget Control Act of 2011, the Congressionally mandated sequestration process has resulted in a delay or reduction in the payments to some issuers of Build America Bonds. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of Fund shares to fall.
NAV Risk. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree-funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

TAXABLE MUNICIPAL BOND SERIES
Average Annual Total Returns
One Year Total Return
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-25.00%
-30.00%
Total Return
13.18%
2.07%
4.07%
5.10%
2.03%
6.63%
6.22%
0.77%
-25.26%
7.23%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	7.10%	December 31, 2023
Lowest Quarter Total Return:	-12.37%	June 30, 2022
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	4.82%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	7.23%	-1.77%	1.66%
Return After Taxes on Distributions (%)	5.32%	-3.41%	-0.25%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	4.25%	-1.92%	0.52%
Bloomberg Municipal Taxable Bond Index	8.84%	2.01%	3.95%
(Index reflects no deduction for fees, expenses, or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.
Portfolio Managers
Vincent Harrison serves as the portfolio manager of the Fund. Mr Harrison has served as the lead portfolio manager of the Fund since inception. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

Intermediate Government Bond Series

INVESTMENT OBJECTIVES
The Fund seeks to provide a high and stable level of income derived from bonds issued by the U.S. Government and its agencies without incurring undue risk to principal.
FEES AND EXPENSES
Fees and Expenses of the Intermediate Government Bond Series
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Shareholder fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load)	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$15.00
Exchange Fee	NONE
Maximum Account Fee	NONE
Annual fund operating expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.20%
Distribution (12b‑1) Fees	0.00%
Other Expenses	0.69%
Total Annual Fund Operating Expenses*	0.89%

*	For the most recent fiscal year ended June 30, 2024, the Total Annual Fund Operating Expenses were 0.70% after voluntary fee waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$91	$284	$493	$1,096
You would pay the same expenses assuming no redemption.
Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal year ended June 30, 2024, the Fund’s portfolio turnover rate was 26.47% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE
Principal Investment Strategies
At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. This investment policy is non‑fundamental and can be changed by the Fund’s Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The weighted average nominal maturity of the Fund will normally range between 3‑10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading them for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.
Principal Risks of Investing
Any investment in the Fund is subject to investment risks. You may lose money investing in the Fund. Mutual fund shares are not obligations of, or guaranteed by, the U.S. government. Generally, the Fund will be subject to the following risks.
Credit Risk. A principal risk of investing in the Fund is the possibility of default, even though the bonds are investment grade; and possible loss of money. The Fund is relying on the ability of the government issuer to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.

Issuer Cybersecurity Risk. Government agencies issuing securities in which the Fund invests, counterparties with which Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.
Interest Rate Risk. Typically, as interest rates rise, the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect the Fund’s share price and total return to fluctuate.
Prepayment or Call Risk. A U.S. government security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders.
Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, pandemics, epidemics, terrorism, governmental actions, The value of the securities in which the Fund invests may be affected by political, regulatory, geopolitical, environmental, public health, economic, natural disasters, pandemics, epidemics, terrorism, governmental actions and social developments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund. As a result, the market values of U.S. government securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. U.S. government securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the net asset value (NAV) of our shares will fluctuate.
Yield Risk. The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, reducing the current yield of the Fund. In periods of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline.
U.S. Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Management Risk. The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next. There is no assurance that the investment objective of the Fund will be achieved.
NAV Risk. The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably.
Risk/Return Bar Chart and Table
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for the 1‑year, 5‑year, 10‑year, or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain current performance information at www.dupree‑funds.com or by calling (800) 866‑0614 or (859) 254‑7741.

INTERMEDIATE GOVERNMENT BOND SERIES
Average Annual Total Returns
One Year Total Return
Total Return
10.00%
8.00%
6.00%
4.00%
2.00%
0.00%
-2.00%
-4.00%
-6.00%
-8.00%
8.57%
6.57%
1.77%
1.35%
0.44%
4.50%
3.91%
-1.11%
-3.50%
4.17%
2014
2015
2016
2017
2018
2019
2020
2021
2022
2023
Calendar Year Ending On December 31,

After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and after‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.27%	March 31, 2020
Lowest Quarter Total Return:	-3.16%	December 31, 2016
2024 Year‑to‑Date Total Return for the nine months ended September 30, 2024:	3.48%

	Average Annual Total Return
For the Periods Ended December 31, 2023	1 year	5 years	10 years
Return Before Taxes (%)	4.17%	0.51%	2.13%
Return After Taxes on Distributions (%)	2.85%	0.74%	1.06%
Return After Taxes on Distributions & Sale of Fund Shares (%)*	2.45%	2.13%	1.17%
Bloomberg U.S. Intermediate Government Bond Index	4.30%	1.03%	1.24%
(Index reflects no deduction for fees, expenses or taxes)

*	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.
MANAGEMENT
Investment Adviser
Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.
Portfolio Managers
Vincent Harrison serves as portfolio manager of the Fund. Mr. Harrison has been the lead portfolio manager of the Fund since 2004. Brian Tibe has served as the assistant portfolio manager of the Fund since 2015. The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in securities in the Fund.
For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to “Summary Shareholder Information” on page 41 of this Prospectus.

SUMMARY OF SHAREHOLDER INFORMATION
Cybersecurity Risk
The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
BUYING AND SELLING FUND SHARES
Purchase Minimums (all Funds)

Minimum Initial Investment:	$500.00
Minimum Additional Investment:	None
To Buy or Sell Shares:
You can buy or sell shares of a Fund on any business day which the Fund is open through your investment representative, or directly from the Funds by mail or telephone. You can pay for shares by check, electronic funds transfer or wire.
Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40588-1149
Telephone: (800) 866‑0614 (toll free)
DIVIDENDS, CAPITAL GAINS, AND TAXES
The single-state tax‑exempt Funds intend to distribute income that is exempt from regular federal income tax and state income tax (if applicable), however, fund distributions may be subject to capital gains tax. A portion of the Fund’s distributions may be subject to federal and/or state income taxes or to the federal alternative minimum tax. If you hold your fund shares through a tax‑deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the fund may be taxable as ordinary income upon withdrawal from the tax‑deferred plan, regardless of whether the distributions were tax‑exempt when earned.
The Taxable Municipal Bond Series’ distributions are taxable as ordinary income and/or capital gains. If you hold your Fund shares through a tax‑deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the Fund may be taxable as ordinary income upon withdrawal from the tax‑deferred plan, regardless of whether the distributions were tax‑exempt when earned.
The Intermediate Government Bond Series’ distributions are taxable as ordinary income on the federal level and may be taxable on the state level, and Fund distributions may be subject to capital gains tax. If you hold your Fund shares through a tax‑deferred investment plan, such as a 401(k) plan or an IRA, any distributions received from the Fund may be taxable as ordinary income upon withdrawal from the tax‑deferred plan, regardless of whether the distributions were tax‑exempt when earned.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), Dupree & Company, Inc. (Adviser) may pay the intermediary for the sales of Fund shares or for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
SHAREHOLDER INFORMATION
BUYING SHARES
Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There are no sales charges or loads. To help the government fight the funding of terrorism and money laundering activities, the USA PATRIOT Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
Terms of Offering
If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders. The Trust does not accept third-party checks, money orders, travelers’ checks, or cash. We reserve the right to refuse official checks or cashier’s checks.
We retain the right to reject any order and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.
If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements. There may be different cut‑off times for purchase and sale requests. Consult your investment representative for specific information.
Initial Investment
Your initial investment need only be $500.00 for any of our Funds.
Purchases Made By Wire Transfer
Please call us at (800) 866‑0614 for wire instructions if you would like to purchase shares via a wire transfer.
Purchases Made By Mail
Make your check (all checks must be made in U.S. dollars and drawn on U.S. banks) payable to the Fund you want to invest in and send your check to:
Regular Mail:
Dupree Mutual Funds
P.O. Box 1149
Lexington, KY 40588-1149
Overnight Mail:
Dupree Mutual Funds
Vine Center
125 South Mill Street, Suite 100
Lexington, KY 40507
Along with one of the following:
•	A completed new account application (if new account)
•	The detachable stub which you will find at the top of your most recent account statement
•	A letter specifying the account number and name of Fund
Funds deposited into your Dupree account may not be withdrawn until the Transfer Agent has confirmed that the funds used to purchase Dupree shares have cleared your bank.
Automatic Purchase Plan
Once your account is open, you may make investments automatically by authorizing the Trust to draw on your bank account. Please call us at (800) 866‑0614 for more information.
Individual Retirement Accounts
Shareholders of the Intermediate Government Bond Series and Taxable Municipal Bond Series may establish Individual Retirement Accounts. The tax‑exempt municipal bond Funds are not eligible for IRAs. Please contact us for more information and account application forms.
SELLING SHARES
You may sell all or part of the shares in your account at any time without any penalties or sales commissions. The sale of shares may result in a capital gain or loss depending upon your tax basis in the shares, and losses are subject to potential limitation or disallowance under various tax rules. To sell shares, simply use one of the methods described below. We generally do not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption requests or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions.
By Telephone
In Lexington, KY (859) 254‑7741
Toll Free National Number (800) 866‑0614
All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or until the Transfer Agent has confirmed that funds used to purchase Dupree Shares have cleared your bank, typically 7 business days after receipt of funds. The Trust or the Transfer Agent may terminate telephone, exchange, and transfer privileges at any time.
By Mail
You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):
•	Any certificates of beneficial interest
•	Documents required by Corporations, Executors, Administrators, Trustees and Guardians.
Third-Party Intermediary
If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether there is an arrangement with the third party.
The Funds have authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such financial intermediaries may authorize or designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a financial intermediary’s authorized designee, receives the order.
Payment of Redemption Proceeds
The Trust typically expects to pay redemption proceeds on the next business day, regardless of whether the payment is made by check, Automated Clearing House (ACH) electronic fund transfer or wire. The Trust typically expects to pay redemptions from cash, cash equivalents, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. The Transfer Agent will normally mail a check, initiate an ACH transfer or wire redemption proceeds the business day following the receipt of all necessary documents in proper form. In order to receive proceeds by check, the redeeming amount must be at least $100.00. In order to receive proceeds by wire the redeeming amount must be at least $500.00. A $15.00 wire charge fee applies to all redemptions processed by wire. The Transfer Agent may deduct the wire charge from the redemption proceeds. Your own bank may also impose a wire charge on your account to which the funds are wired. There is no fee for processing redemption proceeds through the ACH electronic funds transfer system. Electronic transfers processed through the ACH system may take up to 48 hours to clear your bank.
We reserve the right on all redemptions to delay payment seven (7) days if to do otherwise would negatively affect existing shareholders.
Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.
Redemption Price
The redemption price of shares redeemed will be the net asset value (NAV) per share as calculated in the first determination of the NAV after the Trust has received all necessary documents in proper form.
Suspension of Redemption
We may suspend the right of redemption or postpone payment for more than seven days during any of the following:
•	The New York Stock Exchange (NYSE) is closed;
•	The Securities and Exchange Commission (SEC) determines trading on the NYSE is restricted;
•	There is an emergency as determined by the SEC where it is not reasonably practicable for us to dispose of securities;
•	Such other period as the SEC may by order permit for the protection of the shareholders.
Redemption by Trust
If your account balance falls below $500 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will mail you a notice requesting that you bring the account balance back up to the minimum investment amount of $500. If you choose not to do so within thirty (30) days from the date of notice, we will close your account and mail the proceeds to the address of record.
If you should reside in a state or should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend and/or capital gains payment options to receive your dividends and/or capital gains distributions in cash in lieu of reinvestment in the Trust.
The Trust reserves the right to redeem the shares of and close, at any time without notice, any account if it is determined that the account owner is not complying with the Trust’s policies and procedures.
Redemption In‑Kind
The Trust does not reserve the right to redeem in‑kind.
Transfer and Exchange of Shares
You may transfer your shares to another owner. You may exchange shares between Funds offered in your state of residence without a sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.
Withdrawal Plan
You may withdraw fixed or variable amounts from your account at regular intervals. Once started, a withdrawal plan may be discontinued at any time without penalty upon receiving written instructions from you.
Inactive Accounts
If your account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your account during the applicable period provided by law, we may be required to report your account as “abandoned property” to the appropriate state authority under the relevant escheat laws. State unclaimed or abandoned property laws generally apply to both unclaimed securities, including shares in the Funds, and uncashed dividends or other distributions from the Funds. In order to prevent your assets from being deemed abandoned and escheated to a state, we recommend that you maintain contact with the Funds in a manner that demonstrates activity under the relevant state’s laws.
DIVIDENDS AND DISTRIBUTIONS
Generally, we declare dividends separately for each Fund each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Kentucky, North Carolina and Tennessee Short‑to‑Medium Series, the Taxable Municipal Bond Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short‑to‑Medium Series, Taxable Municipal Bond Series and Intermediate Government Bond Series). Each Fund will distribute substantially all of its income and capital gains to its shareholders every year. The Trustees have the authority to change dividend payment dates.
Undeliverable Redemption/Distribution Checks
Distributions (dividends) will be paid via ACH electronic funds transfer or automatically reinvested if the amount of the distribution is $10 or less. For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) have not been negotiated within six months from the date of issuance, your account will be changed automatically so that all future distributions are reinvested in your account. Redemption and fund distribution checks that have not been negotiated within six months from the date of issuance will be considered void. The checks will be canceled, and the money reinvested in the appropriate Fund on your behalf. We will send out “unresponsive payee” notices in accordance with SEC rules and regulations.
Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations (See Statement of Additional Information for additional information). Income dividends and capital gains distributions, if any, will be paid in additional shares by credit to the shareholder’s account or in cash at the shareholder’s election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form. Distributions (dividends) will be paid via ACH electronic funds transfer or automatically reinvested if the amount of the distribution is $10 or less.
FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES
The Trust discourages and does not accommodate market timing. Frequent purchases and redemptions by a shareholder in any Fund may be disruptive of our efforts to maximize the yield of the Fund because it may mean that cash is not invested or that borrowing to pay redemption proceeds may be necessary. In addition, frequent trading into and out of the Funds can harm all shareholders by disrupting Fund investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting share value. The Trust’s management monitors trading practices of shareholders and has not detected patterns of frequent purchases and redemptions. Accordingly, the Trustees have elected not to adopt a policy or procedure to restrict such practices but reserve the right to do so if frequent trading practices are detected. As stated above, we reserve the right to reject any order to purchase shares or to delay payment of redemption proceeds seven (7) days if to do otherwise would negatively affect existing shareholders.
TAXES
Each Series of the Trust intends to qualify as a regulated investment company under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the tax‑exempt municipal bond funds will be exempt interest dividends that will be excludable from gross income for federal, including the alternative minimum tax (AMT), and state income tax purposes in certain states.
Bond Counsel for the bonds held in the tax‑exempt municipal bond funds have not undertaken to advise in the future whether any events after the date of issuance of the bonds may affect the tax‑exempt status of interest on the bonds or the tax consequences of ownership of the bonds. No assurance can be given that future legislation, or amendments to the Internal Revenue Code, if enacted into law, will not contain provisions which could directly or indirectly eliminate or reduce the benefit of the exclusion of the interest on the bonds from gross income for federal income tax purposes retroactively or prospectively. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes. Prospective purchasers of the tax‑exempt municipal bond funds should consult their own tax advisors regarding the potential consequences of any federal budget proposal and/or other legislative proposals to the treatment of interest on the bonds and distributions paid by the tax‑exempt municipal bond funds.
The Internal Revenue Service (IRS) may audit the issuers of municipal bonds and, in rare instances, declare that the interest paid on certain municipal bonds that were originally issued as tax‑exempt bonds is not excludable from gross income. Such reclassifications or actions could cause interest from a municipal security to become taxable retroactively thereby increasing your tax liability. Moreover, such reclassifications or actions could cause the value of a security to drop which may result in a decline in the value of a Fund’s shares. While the reclassification of income by the IRS is a relatively rare event, it is nonetheless a risk of investing in tax‑exempt municipal bonds. Dividends and distributions paid on the

Intermediate Government Bond Series and the Taxable Municipal Bond Series generally will be subject to federal income tax and may be subject to state income tax.
Distributions of income from investments in non‑municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the “Statement of Additional Information.” Ad valorem taxes may also be imposed in some states. The sale of shares may result in a capital gain or loss depending upon your tax basis in the shares. An exchange of Fund shares for shares of another Fund will be treated as a sale of the original Fund shares, and any gain on the transaction may be subject to federal and state income taxes.
You must report your total tax‑free income on your federal income tax return. The IRS uses this information to help determine the tax status of any social security payments you may receive during the year. Tax‑exempt dividends paid to social security recipients may increase the portion of social security benefits that is subject to tax. You should always consult with your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents. Under current law, an additional 3.8% Medicare tax may be imposed on certain net investment income (including ordinary dividends and capital gains distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) for certain individuals, estates, and trusts in the event that certain income thresholds are exceeded.
Financial Intermediary Compensation
Financial intermediaries may impose other charges or restrictions different from those applicable to shareholders who invest in the Funds directly. The Funds, Dupree & Company, Inc., and each of their respective directors, trustees, officers, employees, and agents are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
FURTHER INFORMATION – TAX‑EXEMPT MUNICIPAL BOND SERIES
Investment Objectives and Principal Investment Strategies
All of our single state tax‑exempt municipal bond Funds, whatever their maturity range, have an investment objective of realizing a high level of tax‑exempt income without incurring undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with regulations adopted by the SEC, each single state tax‑exempt municipal bond Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be tax‑exempt or (2) the Fund will have at least 80% of its net assets invested in tax‑exempt securities. In addition, under normal market conditions, at least 80% of the value of each Fund’s assets will be invested in municipal securities of the state identified in the name of the Fund. The investment policies may not be changed without approval of the holders of a majority of the outstanding voting securities of each Fund.
Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the Statement of Additional Information.
All of our single state tax‑exempt municipal bond Funds have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A)	Bonds rated at the time of purchase within the four highest grades assigned by U.S. NRSROs.

B)
Notes rated at the time of purchase within the three highest grades assigned by U.S. NRSROs; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes).

C)
No more than 20% of the value of our total assets in any of the Funds will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Adviser would not have been rated in one of the grades specified above. In addition, the Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the Funds are those producing income exempt from both federal and state income taxes in the states where the securities were originally issued, though ad valorem taxes may be due in some states. The IRS may audit issuers of municipal bonds and, in some cases, may determine that the interest paid on certain municipal bonds that were originally issued as tax‑exempt bonds is not excludable from adjusted gross income. We do not purchase securities subject to the AMT for any of our tax‑exempt municipal bond Funds.
The only exception to the policies previously described is that the Adviser may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our investment adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the investment adviser deems necessary for temporary defensive purposes.
The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit; banker’s acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1 billion; commercial paper rated A‑2 or better by S&P or Prime‑2 or better by Moody’s; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short-term basis, our investment objective of producing income exempt from both federal and state income taxes may not be realized.
For the single state tax‑exempt municipal bond Funds, we generally purchase municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Income Series Funds having a weighted average nominal maturity of greater than 10 years. For the Short‑to‑Medium Series Funds, we typically purchase municipal securities to maintain approximately a 5‑year weighted average nominal maturity. Though we typically employ a buy and hold strategy for all of our single state tax‑exempt municipal bond funds, bonds are sometimes called by the issuer or sold prior to maturity.
Risks
The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic conditions in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. The limitation of our investments of each Fund to a single state may involve greater risk than if we invested in municipal securities issued by more than one state, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities.
State income is subject to fluctuation on a year‑to‑year basis and states and issuers within a state may experience significant financial difficulties for various reasons, including adverse tax changes or court rulings, legislative or political changes, market and economic conditions and developments, issuer, industry-specific and the result of events that cannot be reasonably anticipated or controlled such as social conflict or unrest, labor disruption, pandemics, and natural disasters. In addition, state constitutional limits on tax increases, budget deficits, erosion of the tax base, and other financial difficulties may also pose a risk to timely payment on municipal securities. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. Municipal securities may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in the state.
For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting the pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.
Many municipal securities may be called or redeemed before maturity. Each single state tax‑exempt municipal bond fund may have a large amount of its assets invested in securities subject to call risk. If securities are called or redeemed, the proceeds may have to be reinvested in lower yielding securities thereby potentially reducing the series’ income and any distribution to shareholders. The weighted average nominal maturity takes into consideration the final maturity of a security only. The effective maturity takes into consideration the possibility that the issuer may call the bond before its maturity date.
In addition, different municipal sectors may face different risks. The single state tax‑exempt municipal bond Funds may invest in municipal lease obligations, including but not limited to certificates of participation, which may involve additional risks since the relevant legislative body must appropriate public funds annually to make the lease payments. If public funds are not appropriated, municipal lease obligations may be canceled without penalty thereby raising the risk that an investor may not be paid. General obligation bonds are secured by the full faith, credit, and taxing power of the municipality issuing the obligation. As such, timely payment depends on the municipality’s ability to raise tax revenue and maintain a fiscally sound budget. The timely payments may also be influenced by any unfunded pension liabilities or other post-employee benefit plan (OPEB) liabilities. Revenue bonds are secured by special tax revenues or other revenue sources. If the specified revenues do not materialize, then the bonds may not be repaid. Private activity bonds are yet another type of municipal security. Municipalities use private activity bonds to finance the development of industrial facilities for use by private enterprise. Principal and interest payments are to be made by the private enterprise benefiting from the development, which means that the holder of the bond is exposed to the risk that the private issuer may default on the bond. Moral obligation bonds are usually issued by special purpose public entities. If the public entity defaults, repayment becomes a “moral obligation” instead of a legal one. The lack of a legally enforceable right to payment in the event of default poses a special risk for a holder of the bond because it has little or no ability to seek recourse in the event of default. Municipal notes are similar to general municipal debt obligations, but they generally possess shorter terms. Municipal notes can be used to provide interim financing and may not be repaid if anticipated revenues are not realized.
Some of our Funds are non‑diversified. This means they may invest a larger portion of its assets in a limited number of issuers than a diversified fund. Because a relatively high percentage of a non‑diversified Fund’s assets may be invested in the securities of a limited number of issuers that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
State Specific Risk Factors
Despite minimal growth in tax collections in fiscal 2024, the majority of states ended FY 2024 with revenues above original forecasts, with many seeing revenues come in above revised forecasts. According to data compiled by the National Association of State Budget Officers most states are reporting a fourth consecutive year of surpluses, but their size in nearly all cases is smaller than the substantial surpluses experienced in fiscal 2021 and fiscal 2022. Many of these states are directing these smaller surpluses to strengthening rainy day funds and other reserve funds, fulfilling previously identified spending priorities, and avoiding issuance of additional debt.
In 2023, Kentucky’s real GDP increased at a 3.5% annual rate which was higher than the national average of 2.5%. In 2023, Kentucky’s current dollar GDP was $278 billion and ranked 29th in the United States. The state’s annual average unemployment rate at the end of July was 4.7% which was above the national average of 4.3%. In 2023, Kentucky had a per capita personal income of $54,326. Kentucky’s appropriation supported debt was rated A1 by Moody’s and A by Standard & Poor’s as of June 30, 2024.
In 2023, Alabama’s real GDP increased at a 2.5% annual rate which matched the national average of 2.5%. In 2023, Alabama’s current dollar GDP was $300 billion and ranked 27th in the United States. The state’s average annual unemployment rate at the end of July was 2.8% which was below the national average of 4.3% In 2023, Alabama had a per capita personal income of $53,175. Alabama’s general obligation (“G.O.”) bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2024.
In 2023, Mississippi’s real GDP increased at a 0.6% annual rate which was well below the national average of 2.5%. In 2023, Mississippi’s current-dollar GDP was $146 billion and ranked 36th in the United States.. The state’s average annual unemployment rate at the end of July was 2.7% which was below the national average of 4.3%. In 2023, Mississippi had a per capita personal income of $48,110. Mississippi’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2024.
In 2023, North Carolina’s real GDP increased at a 2.7% annual rate which was slightly higher than the national average of 2.5% In 2023, North Carolina’s current-dollar GDP was $767 billion and ranked 11th in the United States. The state’s average annual unemployment rate at the end of July was 3.7% which was below the national average of 4.3%. In 2023, North Carolina had a per capita personal income of $60,484. North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2024.
In 2023, Tennessee’s real GDP increased at a 3.2% annual rate which was higher than the national average of 2.5% In 2023, Tennessee’s current-dollar GDP was $523 billion which ranked 15th in the United States. The state’s annual average unemployment rate at the end of July was 3.7% which was below the national average of 4.3% In 2023, the state had a per capita personal income of $61,049. Tennessee’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2024.
It is important to note that economic, budgetary, political, and other considerations within any state are unpredictable and subject to change at any time. A number of states continue to be burdened by large unfunded pension and healthcare obligations. Investors in single-state municipal bond funds should be aware that large unfunded pension and healthcare obligations that are not addressed in a satisfactory manner could potentially result in a state or locality having the credit rating of its bonds downgraded and/or the filing of a bankruptcy petition that would lead to a drop in bond prices and a corresponding increase in yields for any affected securities.
Portfolio Holdings
The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s web site at www.dupree-funds.com.
FURTHER INFORMATION – TAXABLE MUNICIPAL BOND SERIES
Investment Objectives and Strategies
The Fund seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be taxable at the state level.
Yield on municipal bonds is dependent on a variety of factors, including the maturity and quality of the particular obligation,

the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates rise and fall. The types of municipal bonds and the general characteristics of each type are described in the Statement of Additional Information.
The Taxable Municipal Bond Fund has a fundamental policy of investing at least 80% of the value of the assets in taxable municipal bonds meeting the following quality standards:

A)	Bonds rated at the time of purchase within the four highest grades assigned by U.S. NRSROs.

B)
Notes rated at the time of purchase within the three highest grades assigned by U.S. NRSROs; and bonds and notes not recognized by U.S. NRSROs within the grades specified above but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury bills or Notes).

C)
No more than 20% of the value of our total assets in the Fund will be invested in bonds which are not rated. The Trust will not purchase bonds which in the opinion of the investment adviser would not have been rated in one of the grades specified above. In addition, the Adviser will make its own investment evaluation of each bond it purchases for the portfolio of the Fund and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the Fund’s portfolio are those producing income taxable at the federal level and which may be taxable at the state level.
The investment policies may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund. The only exception to the policies previously described is that the Adviser may temporarily invest up to 50% of the value of the Fund’s total assets in certain non‑municipal taxable obligations such as U.S. Treasury securities; certificates of deposit; bankers acceptances and other short-term obligations of the United States and Canadian banks with total assets of at least $1 billion; commercial paper rated A‑2 or better by S&P or Prime‑2 or better by Moody’s; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short-term basis, our investment objective of realizing a high level of current income may not be realized.
The Fund will normally have an average weighted maturity of greater than 10 years. The Fund anticipates purchasing taxable municipal bonds with nominal maturities typically ranging from 10‑30 years. Although we generally employ a buy and hold strategy for our Fund, bonds are sometimes called by the issuer or sold prior to maturity. We may purchase bonds subject to the Alternative Minimum Tax for our Taxable Municipal Bond Series.
Risks
The inherent risk associated with investment in taxable municipal bonds is the risk of default. In addition, the NAV of our shares may be impacted by the general economic conditions in the country and/or within the various states in which we purchase taxable municipal bonds. State income is subject to fluctuation on a year‑to‑year basis. Changes in an issuer’s financial strength on changes in the credit rating assigned to a bond may also affect the value of that bond. Consequently, the downgrading of the credit quality of a bond may result in a decrease in share price. State constitutional limits on tax increases, budget deficits, erosion of the tax base, and other financial difficulties may also pose a risk to timely payment on bonds.
Municipal bonds may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could affect the market values and marketability of many or all municipal obligations of issuers in the state. For example, a pandemic can significantly stress the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the fund. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting a pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.
Many taxable municipal bonds may be called or redeemed before maturity. The Fund may have a large amount of assets invested in bonds subject to call risk. If bonds are called or redeemed, the proceeds may have to be reinvested in lower yielding bonds thereby potentially reducing the Fund’s income and any distribution to shareholders. The weighted average nominal maturity takes into consideration the final maturity of a bond only. The effective maturity takes into consideration the possibility that the issuer may call the bond before its maturity date. The Fund may also invest in taxable municipal lease obligations, including but not limited to certificates of participation, which may involve additional risks since the relevant legislative body must appropriate public funds annually to make the lease payments. If public funds are not appropriated, taxable municipal lease obligations may be canceled without penalty thereby raising the risk that an investor may not be paid.
Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer and as a result, Build America Bonds may be less liquid than other types of municipal obligations. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an “offset” which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Additionally, under the Budget Control Act of 2011, the Congressionally mandated sequestration process has resulted in a delay or reduction in the payments to some issuers of Build America Bonds. Any interruption, delay, reduction, and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds and/or potentially trigger extraordinary call features of the bonds. This may, in turn, reduce market prices and cause the value of Fund shares to fall.
Portfolio Holdings
The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s website at www.dupree-funds.com.
FURTHER INFORMATION – INTERMEDIATE GOVERNMENT BOND SERIES
Investment Objectives and Strategies
The Fund seeks to provide a high level of current income without incurring undue risk to principal by investing at least 80% of the value of our total assets in a professionally managed diversified portfolio of bonds: (1) issued by the U.S. Government such as U.S. Treasury Bonds; or (2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), the Government National Mortgage Association (Ginnie Mae), and the Federal Home Loan Bank. The remaining assets may be invested in bank accounts fully insured by the FDIC or collateralized by bonds described in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and 2); and U.S. Treasury or Agency Notes and Bills. The types of bonds the Series invests in and a discussion of their characteristics are described in the Statement of Additional Information.
U.S. Government bonds may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the right to borrow from the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government bonds, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their bonds are neither issued nor guaranteed by the U.S. Treasury. Ginnie Mae bonds are U.S. Government bonds which represent interests in pools of mortgage loans. The principal and interest payments on Ginnie Mae bonds are fully guaranteed by the U.S. Government.
Risks
Generally speaking, U.S. Government bonds are high quality securities. However, as with any investment, there are risks associated with investing in U.S. Government bonds. The yield on U.S. Government bonds is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. Government securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of U.S. Government bonds vary depending upon available yields both in the U.S. Government bond markets and in the short-term money markets. Therefore, the NAV of the Fund’s shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. Typically, the longer the maturity of a bond, the greater the impact a change in interest rates could have on a bond’s price.
Changes in an issuer’s financial strength or changes in the credit rating assigned to a bond may also affect the value of that bond. Many U.S. Government bonds may be called or redeemed before maturity. The Intermediate Government Bond Series may have a large amount of its assets invested in bonds subject to call risk. If bonds are called or redeemed, the proceeds may have to be reinvested in lower yielding bonds thereby potentially reducing the series’ income and any distribution to shareholders. Neither the Fund’s share price nor its yield is guaranteed by the U.S. Government.
The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac). U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
The value of the securities in which the Fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemics and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.
Portfolio Holdings
The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s web site at www.dupree-funds.com.
ORGANIZATION AND MANAGEMENT OF THE TRUST
Investment Adviser and Advisory Agreements
The Funds’ investment activities are managed by Dupree & Company, Inc. (Dupree or Adviser), P.O. Box 1149, Lexington, Kentucky 40588-1149. Dupree was formed in 1962 to continue a business originally founded in 1941. Dupree also serves as transfer agent, dividend disbursing agent, and fund accountant. Dupree (or its subsidiary) has served as the investment adviser for all Series of the Trust since inception in 1979 as the Kentucky Tax‑Free Income Series.
The Adviser serves as the investment adviser for each of the ten Funds pursuant to separate Investment Advisory Agreements with each Fund. Each Investment Advisory Agreement will continue in effect until October 31, 2024, and may be continued thereafter for annual periods if renewed.
Subject to the direction of the Board, the Adviser is responsible for the day‑to‑day management of the Funds. The compensation paid to the Adviser is inclusive of certain administrative services and the provision of office space, facilities, equipment, and personnel for management of the Trust and the Funds. The compensation paid to the Adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each Fund as follows:

Range of Total Assets (in dollars)	$0‑100,000,000	100,000,001- $150,000,000	150,000,001- $500,000,000	500,000,001 $750,000,000
All Municipal Bond Series	0.50 of 1%	0.45 of 1%	0.40 of 1%	0.35 of 1%
Intermediate Government Bond Series	0.20 of 1%	0.20 of 1%	0.20 of 1%	0.20 of 1%

Range of Total Assets (in dollars)	750,000,001 $1,000,000,000	$1,000,000,001+
All Municipal Bond Series	0.30 of 1%	0.25 of 1%
Intermediate Government Bond Series	0.20 of 1%	0.20 of 1%
Dupree has reserved the right to voluntarily waive management fees or assume and pay other expenses of any Fund at its sole option and will not seek to recover any such amounts. For the fiscal year ended June 30, 2024, the aggregate advisory fees paid to the Adviser (after waivers and fee or expense reductions) as a percentage of average net assets was:

Alabama Tax‑Free Income Series	0.30 of 1%
Kentucky Tax‑Free Income Series	0.40 of 1%
Kentucky Tax‑Free Short‑to‑Medium Series	0.39 of 1%
Mississippi Tax‑Free Income Series	0.24 of 1%
North Carolina Tax‑Free Income Series	0.44 of 1%
North Carolina Tax‑Free Short‑to‑Medium Series	0.23 of 1%
Tennessee Tax‑Free Income Series	0.40 of 1%
Tennessee Tax‑Free Short‑to‑Medium Series	0.00 of 1%
Taxable Municipal Bond Series	0.00 of 1%
Intermediate Government Bond Series	0.01 of 1%
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreements with Dupree is available in the Semi-Annual Report for the period ended December 31, 2023, which is available free of charge upon request. The Semi-Annual Report is also available on the Trust’s website which is located at www.dupree-funds.com.
In addition, the Trust has entered into a Transfer Agent and Dividend Disbursing Agent Service Agreement with Dupree. The Transfer Agent and Dividend Disbursing Agent Service Agreement provides for a fee computed on the average daily net asset value of each Fund at the annual rate of 0.15 of 1% on the first $20,000,000 and 0.12 of 1% of all amounts in excess of $20,000,000. Dupree may, at its sole cost and expense, enter into sub‑shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders advised by those entities.

Fund Portfolio Managers
Vincent Harrison serves as lead portfolio manager for all ten Funds in the Trust. Mr. Harrison has been portfolio manager of the Trust since 2004. Brian Tibe serves as assistant portfolio manager for all ten Funds in the Trust. Mr. Tibe has been employed by the investment adviser since 2005 and assumed his responsibilities as assistant portfolio manager in 2015. The portfolio managers do not manage any other accounts other than the Funds. The Statement of Additional Information provides additional information about the portfolio managers’ compensation and ownership in securities of the Funds.
DETERMINING NET ASSET VALUE
The price used when you buy or sell shares in a Fund is the next net asset value computed after receipt of your order in proper form. The net asset value per share of each Fund is determined separately at the close of the market, generally 4:00 p.m. ET each weekday the Trust is open for business, by dividing the total value of the assets of a Fund, minus liabilities, by the total number of shares outstanding.
The Trust is closed on the following holidays: Thanksgiving, Christmas, New Year’s Day, and Martin Luther King, Jr. Day, Presidents Day, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Columbus Day and Veterans Day. The above listed closing dates correspond with the dates the bond market is closed in the U.S.
On any business day when the markets close early, we will close and calculate each Fund’s NAV at the market closing time. On those days when the market has an early close, any purchase and/or redemption orders received after the close will be processed and become effective on the next business day at the then prevailing NAV. We may elect to remain open on those dates which there are an early or full market close.
Purchase and sales orders accepted after the Trust’s order cut‑off time (market close) will be effective the following business day at the NAV computed on the following day.
Since all of our funds are no‑load, a sales charge or commission does not reduce the value of your investment in any of our Funds. The securities in which we invest are traded primarily on the over‑the‑counter market. The Board has appointed Dupree & Company, Inc. as the Trust’s “Valuation Designee”. The Valuation Designee values in good faith municipal securities (tax‑exempt and taxable) in accord with the Board approved Dupree Municipal Valuation System. The Dupree Municipal Valuation System is designed to determine the expected price that would be received for each municipal security held by the Trust if that security were to be sold in an arms-length transaction on each day. The Valuation Designee will value each municipal security based initially on original purchase price. On subsequent days, the municipal security will be assigned the current market value calculated by the Dupree Municipal Valuation System. The prices generated for each municipal security by the Dupree Municipal Valuation System are compared, on a weekly basis, with yields and prices obtained from independent pricing services and other municipal securities valuation services. A municipal security valuation that is not supported by a valuation source requires management to value the municipal security in consultation with the Valuation Committee.
The securities held in the Intermediate Government Bond Series are priced daily utilizing prices from an independent pricing service or other securities valuation services. The prices are examined by the Valuation Designee for accuracy and daily price changes are evaluated, modified, or challenged as appropriate.
Further discussion of “Determining Net Asset Value” may be found in the Trust’s Statement of Additional Information.
DISTRIBUTION ARRANGEMENTS
We do not impose any sales loads, including deferred sales loads, front‑end sales loads, loads on reinvestments of dividends or other distributions, redemption fees, exchange fees or account fees. Accordingly, there are no arrangements to offer breakpoints or special arrangements available to any prospective or existing shareholder to reduce or eliminate loads. Our shares are sold directly by the Trust and there are no distribution plans under Rule 12b‑1.
Dupree & Company, Inc. as the shareholder servicing agent may enter into sub‑shareholder servicing arrangements with registered investment advisers, trusts and other financial institutions. Shareholders of the Trust are not charged any fees in connection with any sub‑shareholder servicing arrangements. Any entity with which Dupree & Company, Inc. enters into a sub‑shareholder servicing agreement is required to comply with all provisions of the Trust’s Privacy Policy.

FINANCIAL HIGHLIGHTS
Alabama Tax‑Free Income Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$11.40	$11.57	$12.86	$12.78	$12.43

Income from investment operations:
Net investment income	0.29	0.28	0.27	0.29	0.33
Net gains/(losses) on investments (c)	0.06	(0.16)	(1.29)	0.08	0.35

Total from investment operations	0.35	0.12	(1.02)	0.37	0.68
Less distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.27)	(0.29)	(0.33)
Distributions from capital gains	0.00	(0.01)	0.00 (b)	0.00	0.00

Total distributions	(0.29)	(0.29)	(0.27)	(0.29)	(0.33)
Net asset value, end of year	$11.46	$11.40	$11.57	$12.86	$12.78

Total return	3.17%	1.08%	(8.03)%	2.93%	5.49%
Net assets, end of year (in thousands)	$20,654	$21,780	$25,761	$28,209	$27,354
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.91%	0.93%	0.87%	0.80%	0.82%
Ratio of net investment income to average net assets	2.60%	2.49%	2.19%	2.26%	2.58%
Portfolio turnover	20.02%	4.46%	2.55%	13.38%	6.98%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Rounds to less than $0.01.

(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

Kentucky Tax‑Free Income Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$7.18	$7.20	$8.02	$7.86	$7.83

Income from investment operations:
Net investment income	0.19	0.19	0.18	0.20	0.21
Net gains/(losses) on investments (c)	0.02	(0.02)	(0.82)	0.16	0.03

Total from investment operations	0.21	0.17	(0.64)	0.36	0.24
Less distributions:
Distributions from net investment income	(0.19)	(0.19)	(0.18)	(0.20)	(0.21)
Distributions from capital gains	0.00	0.00	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.19)	(0.19)	(0.18)	(0.20)	(0.21)

Net asset value, end of year	$7.20	$7.18	$7.20	$8.02	$7.86

Total return	3.03%	2.35%	(8.11)%	4.63%	3.08%
Net assets, end of year (in thousands)	$736,956	$798,821	$860,282	$1,008,379	$973,889
Ratio of net expenses to average net assets (a)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.70%	2.59%	2.31%	2.46%	2.66%
Portfolio turnover	14.50%	10.67%	14.39%	5.92%	4.59%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.

(b)	Rounds to less than $0.01.

(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

Kentucky Tax‑Free Short‑to‑medium Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$5.10	$5.13	$5.42	$5.41	$5.36

Income from investment operations:
Net investment income	0.10	0.09	0.08	0.09	0.09
Net gains/(losses) on investments (b)	(0.01)	(0.03)	(0.29)	0.01	0.05

Total from investment operations	0.09	0.06	(0.21)	0.10	0.14
Less distributions:
Distributions from net investment income	(0.10)	(0.09)	(0.08)	(0.09)	(0.09)

Net asset value, end of year	$5.09	$5.10	$5.13	$5.42	$5.41

Total return	1.83%	1.14%	(3.85)%	1.86%	2.66%
Net assets, end of year (in thousands)	$31,677	$37,098	$42,966	$45,089	$47,389
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	0.79%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	2.00%	1.72%	1.57%	1.66%	1.70%
Portfolio turnover	24.89%	16.52%	13.09%	10.00%	2.75%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

Mississippi Tax‑Free Income Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$11.08	$11.22	$12.40	$12.37	$12.21

Income from investment operations:
Net investment income	0.29	0.26	0.25	0.27	0.31
Net gains/(losses) on investments (c)	(0.01)	(0.14)	(1.16)	0.05	0.18

Total from investment operations	0.28	0.12	(0.91)	0.32	0.49
Less distributions:
Distributions from net investment income	(0.29)	(0.26)	(0.25)	(0.27)	(0.31)
Distributions from capital gains	0.00	0.00 (b)	(0.02)	(0.02)	(0.02)

Total distributions	(0.29)	(0.26)	(0.27)	(0.29)	(0.33)

Net asset value, end of year	$11.07	$11.08	$11.22	$12.40	$12.37

Total return	2.60%	1.16%	(7.46)%	2.68%	4.01%
Net assets, end of year (in thousands)	$9,607	$8,422	$10,030	$11,412	$11,111
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.96%	1.06%	0.96%	0.96%	0.99%
Ratio of net investment income to average net assets	2.65%	2.38%	2.06%	2.21%	2.51%
Portfolio turnover	17.87%	22.86%	9.15%	8.85%	10.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Rounds to less than $0.01.

(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period. and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

North Carolina Tax‑Free Income Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.70	$10.74	$12.05	$11.93	$11.68

Income from investment operations:
Net investment income	0.26	0.25	0.24	0.25	0.27
Net gains/(losses) on investments (b)	0.04	(0.04)	(1.31)	0.12	0.25

Total from investment operations	0.30	0.21	(1 .07)	0.37	0.52
Less distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.24)	(0.25)	(0.27)

Net asset value, end of year	$10.74	$10.70	$ 10.74	$12.05	$11.93

Total return	2.89%	2.00%	(9.01)%	3.12%	4.48%
Net assets, end of year (in thousands)	$115,374	$120,062	$134,429	$163,069	$161,366
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.68%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.76%	0.75%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	2.47%	2.34%	2.05%	2.07%	2.27%
Portfolio turnover	11 .99%	3.74%	6 .57%	7.79%	9.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

North Carolina Tax‑Free Short‑To‑Medium Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.35	$10.48	$11.17	$11.20	$11 .02

Income from investment operations:
Net investment income	0.20	0.18	0.17	0.18	0.17
Net gains/(losses) on investments (c)	(0.02)	(0.13)	(0.69)	(0.03)	0.18

Total from investment operations	0.18	0.05	(0.52)	0.15	0.35
Less distributions:
Distributions from net investment income	(0.20)	(0.18)	(0.17)	(0.18)	(0.17)
Distributions from capital gains	0.00	0.00	0.00 (b)	0.00 (b)	0.00

Net asset value, end of year	$10.33	$10.35	$10.48	$11.17	$11.20

Total return	1.71%	0.48%	(4.72)%	1.32%	3.24%
Net assets. end of year (in thousands)	$9,017	$11,198	$13,509	$13,240	$12,977
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.97%	0.97%	0.92%	0.95%	0.91%
Ratio of net investment income to average net assets	1.89%	1.72%	1.54%	1.56%	1.56%
Portfolio turnover	0.00%	17.46%	13.13%	1.94%	9.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Rounds to less than $0.01.

(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

Tennessee Tax‑free Income Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.57	$10.65	$11.71	$11 .66	$11.51

Income from investment operations:
Net investment income	0.27	0.27	0.26	0.27	0.28
Net gains/(losses) on investments (b)	0.02	(0.08)	(1.06)	0.05	0.15

Total from investment operations	0.29	0.19	(0.80)	0.32	0.43
Less distributions:
Distributions from net investment income	(0.27)	(0.27)	(0.26)	(0.27)	(0.28)

Net asset value, end of year	$10.59	$10.57	$10.65	$11.71	$11.66

Total return	2.82%	1.78%	(6.92)%	2.84%	3.77%
Net assets, end of year (in thousands)	$53,592	$63,497	$73,609	$86,147	$95,680
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.80%	0.78%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.59%	2.51%	2.31%	2.35%	2.42%
Portfolio turnover	21.15%	9.10%	11.61%	2.75%	3.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

Tennessee Tax‑free Short‑To‑medium Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$10.22	$10.35	$10.94	$11.02	$10.82

Income from investment operations:
Net investment income	0.18	0 .16	0.17	0.17	0.17
Net gains/(losses) on investments (b)	0.00 (c)	(0.13)	(0.59)	(0.08)	0.20

Total from investment operations	0.18	0.03	(0.42)	0.09	0.37
Less distributions:
Distributions from net investment income	(0.18)	(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of year	$10.22	$10.22	$10.35	$10.94	$11.02

Total return	1.81%	0.34%	(3.89)%	0.81%	3.49%
Net assets, end of year (in thousands)	$2,832	$3,677	$4,493	$5,922	$6,600
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.32%	1.41%	1.19%	1.12%	1.14%
Ratio of net investment income to average net assets	1.79%	1.60%	1.57%	1.54%	1.60%
Portfolio turnover	12.62%	7.43%	0.00%	5.75%	4.55%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.

Taxable Municipal Bond Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$7.56	$8.09	$10.28	$10.40	$10.39

Income from investment operations:
Net investment income	0.33	0.33	0.29	0.34	0.52
Net gains/(losses) on investments (b)	(0.17)	(0.53)	(2.19)	(0.06)	0.01

Total from investment operations	0.16	(0.20)	(1.90)	0.28	0.53
Less distributions:
Distributions from net investment income	(0.33)	(0.33)	(0.29)	(0.34)	(0.52)
Distributions from capital gains	0.00	0.00	0.00	(0.06)	0 .00

Total distributions	(0.33)	(0.33)	(0.29)	(0.40)	(0.52)

Net asset value, end of year	$7.39	$7.56	$8.09	$10.28	$10.40

Total return	2.25%	(2.38)%	(18.86)%	2.72%	5.20%
Net assets, end of year (in thousands)	$3,506	$4,182	$5,156	$14,596	$13,722
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0 .70%	0.70%
Ratio of gross expenses to average net assets	1.28%	1.37%	1.00%	0.96%	1.02%
Ratio of net investment income to average net assets	4.46%	4.31%	2.89%	3.30%	4.62%
Portfolio turnover	12.53%	0.00%	8.39%	33.27%	16.28%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcie with the Fund’s statement of operations due to share transactions for the period.

Intermediate Government Bond Series
The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Cohen & Company, Ltd., the current independent registered public accounting firm, for the fiscal years ended June 30, 2024, 2023, 2022 and 2021, and by another independent registered public accounting firm for the year 2020. The most recent report, along with the Fund’s financial statements, are available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2024	2023	2022	2021	2020

Net asset value, beginning of year	$9.31	$9.54	$10.09	$10.37	$10.12

Income from investment operations:
Net investment income	0.30	0.27	0 .23	0.23	0.24
Net gains/(losses) on investments (b)	0.12	(0.23)	(0.55)	(0.28)	0.25

Total from investment operations	0.42	0.04	(0.32)	(0.05)	0.49
Less distributions:
Distributions from net investment income	(0.30)	(0.27)	(0.23)	(0.23)	(0.24)

Net asset value, end of year	$9.43	$9.31	$9.54	$10.09	$10.37

Total return	4.58%	0.39%	(3.25)%	(0.49)%	4.88%
Net assets, end of year (in thousands)	$9,699	$9,776	$10,732	$12,044	$15,677
Ratio of net expenses to average net assets (a)	0.70%	0.70%	0.70%	0.66%	0.68%
Ratio of gross expenses to average net assets	0.89%	0.90%	0.75%	0.67%	0.68%
Ratio of net investment income to average net assets	3.21%	2.83%	2.30%	2.25%	2.33%
Portfolio turnover	26.47%	39.69%	17.50%	3.35%	5.07%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser. Transfer Agent. and Custodian have agreed not to seek recovery of these waivers and reductions.

(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

PRIVACY POLICY
Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, Inc. an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.
We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company, Inc. have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.
Information We May Collect
From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources: information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in‑person consultations; information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services, information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.
How Your Information Is Used
Your personal financial information is used to provide you with products and services you request, to help us service your account and to send account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or made available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.
Disclosure of Your Information
We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do or to facilitate transactions with a sub‑shareholder servicing agent if you purchase or redeem shares through such agent. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.
Safeguarding and Disposal of Your Information
The physical and electronic records of your nonpublic personal information are available only to personnel of Dupree & Company to serve your account and to certain third party providers who may microfilm records or provide mailing or printing services. Destruction of any physical records containing your nonpublic personal information is done by shredding, pulverizing, burning or other methods to render the information impractical to read or reconstruct. Disposal of other media of records is done in such a manner so as to delete all nonpublic personal information.
Changes in Our Privacy Policy
We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

MARKETING PROTECTION AND “NO MARKETING” NOTICE
Because we do not share your personal financial information with others, except to facilitate service to you, you should not receive marketing materials from anybody other than us. You may choose to stop all marketing from us. Your choice to stop marketing from us will apply until you tell us to change your choice. To stop all marketing from us, contact us:
By telephone: (800) 866‑0614
Via E‑Mail at info@dupree-funds.com
By mail: Check the box and complete the form below and send to:
Dupree Mutual Funds
P.O. Box 1149
Lexington KY 40588

☐  Please do not send me marketing material

Name

Address

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HOW TO REACH US

DUPREE MUTUAL FUNDS
P.O. Box 1149
Lexington, KY 40588-1149
PHONE
(859) 254‑7741
(800) 866‑0614
FACSIMILE
(859) 254‑1399
ONLINE
WEBSITE: www.dupree-funds.com
E‑MAIL: info@dupree-funds.com
INVESTMENT ADVISER TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Dupree & Company, Inc.
P.O. Box 1149
Lexington, KY 40588-1149
CUSTODIAN
U.S. Bank
425 Walnut Street, ML 6118
P.O. Box 1118
Cincinnati, OH 45201-6118
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115
LEGAL COUNSEL
Thompson Hine, LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Additional information about the Trust’s investments is available in the Trust’s Annual and Semi-Annual reports to shareholders. A statement containing additional information about the Trust, dated November 1, 2024 (the Statement of Additional Information) has been filed with the SEC and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information and other information and reports are available on our internet website, www.dupree-funds.com or by e‑mail request to info@dupree-funds.com. The Statement of Additional Information is incorporated by reference into this Prospectus.
To request other information free of charge including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries, phone us at (800) 866‑0614 or (859) 254‑7741. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the past year.
Information about the Trust may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551‑8090. Reports and other information about the Trust are available on the EDGAR database on the SEC’s Internet site at https://www.sec.gov. Copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e‑mail address: publicinfo@sec.gov, or by writing the SEC, Public Reference Section, Washington, D.C. 20549-1520.

DUPREE MUTUAL FUNDS A No‑Load Fund Family Prospectus, November 1, 2024 Investment Co. Act File #811‑2918

DUPREE MUTUAL FUNDS

TAX-EXEMPT MUNICIPAL BOND FUNDS

Alabama Tax-Free Income Series – DUALX

Kentucky Tax-Free Income Series – KYTFX

Kentucky Tax-Free Short-to-Medium Series – KYSMX

Mississippi Tax-Free Income Series – DUMSX

North Carolina Tax-Free Income Series – NTFIX

North Carolina Tax-Free Short-to-Medium Series – NTSMX

Tennessee Tax-Free Income Series – TNTIX

Tennessee Tax-Free Short-to-Medium Series – TTSMX

TAXABLE MUNICIPAL BOND FUND

Taxable Municipal Bond Series – DUTMX

GOVERNMENT BOND FUND

Intermediate Government Bond Series – DPIGX

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2024

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust’s Prospectus dated November 1, 2024. A Prospectus and the Trust’s most recent Annual and Semi-Annual Reports which include a complete listing of the Trust’s portfolios may be obtained, without charge, by calling the Trust at (859) 254-7741 or toll free (800) 866-0614 or writing the Trust at P.O. Box 1149, Lexington, KY 40588 or online at www.dupree-funds.com or via e-mail to info@dupree-funds.com.. The financial statements as of June 30, 2024, appear in the Trust’s Annual Report which is incorporated by reference into this Statement of Additional Information

GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is an open-end, no-load mutual fund family that offers shares in separate investment Series (hereinafter “Fund” or “Funds”) to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987, as the successor to the trust organized in 1979. We currently offer no-load mutual fund shares in ten Funds that invest in professionally managed bond portfolios. The Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, and the Intermediate Government Bond Series are diversified Funds. The Kentucky Tax-Free Short-to-Medium Series, The Mississippi Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Taxable Municipal Bond Series are non-diversified Funds. Our investment adviser for each Fund is Dupree & Company, Inc. Dupree & Company, Inc. is a Lexington, Kentucky firm with more than 60 years of experience in managing, underwriting and trading Kentucky municipal securities.

INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, the investment objective for each of our ten Funds is to realize a high and stable level of income without incurring undue risk to principal. Eight of the ten Funds we offer invest in bond portfolios consisting of tax-exempt municipal bonds issued in a single state. These Funds (with only minor exceptions) invest in municipal bonds from Alabama, Kentucky, Mississippi, North Carolina or Tennessee, respectively, in order to provide interest income exempt from federal income tax, including the alternative minimum tax, and in certain states, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of these Funds and the manner in which these Funds seek to achieve their objectives.

Our Taxable Municipal Bond Series seeks to provide a high and stable level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be subject to tax at the state level. Investors should consult our Prospectus for a description of the investment objectives of this Fund and the manner in which this Fund seeks to achieve its objectives.

Our Intermediate Government Bond Series seeks to provide a high and stable level of taxable income derived from bonds issued by the U.S. Government and its agencies and instrumentalities without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be subject to tax at the state level. Investors should consult our Prospectus for a description of the investment objectives of this Fund and the manner in which this Fund seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each Fund are consistent with its investment goals. Certain of these policies are deemed “fundamental,” meaning that they are subject to change only upon approval by the holders of a majority of the outstanding voting securities of the affected Fund. “Non-fundamental policies” may be changed without a vote of the shareholders. The fundamental policies of each of the Funds are set forth below and in the “Investment Restrictions” section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected Fund or the shareholders of the Trust, the phrase “majority of the outstanding voting securities “ means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected Fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected Fund, whichever is less.

Tax-Exempt Municipal Bond Funds

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

As stated in our Prospectus, the investment objective for our eight single state tax-exempt municipal bond Funds is to realize a high and stable level of tax-exempt income as determined by a shareholder’s state of residence without

1

incurring undue risk to principal. In general, interest income derived from municipal bonds is exempt from federal income tax (including alternative minimum tax) and, for residents in certain of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these Funds invest in tax-exempt issues from a single state (Alabama, Kentucky, Mississippi, North Carolina or Tennessee) in order to maximize the tax exemption available to shareholders in certain states where our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the “Tax Information” section that follows for a more complete discussion of the tax consequences of these investment policies.

The Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Income Series, The North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series and the Intermediate Government Bond Series maintain diversified portfolios, while the Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series and the Taxable Municipal Bond Series maintain non-diversified portfolios. Compared to a diversified portfolio, a non-diversified portfolio may invest a higher percentage of its assets among fewer issuers of securities. This increases a non-diversified Fund’s risk by magnifying the impact (positively or negatively) that any one issuer may have on the Fund’s share price and performance.

For each of the single-state tax-exempt municipal bond funds, at least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades (investment grade) assigned by U.S. nationally recognized statistical rating organizations (NRSROs) at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by U.S. NRSROs, or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States Government ( i.e., pre-refunded municipal bonds collateralized by U.S. Government securities). A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, or the Tennessee Tax-Free Short-to-Medium Series will be invested in securities which are not rated, but which, in the opinion of our investment adviser, would have been rated as investment grade if the issuers had sought a rating at the time of issuance. Issuers may elect not to secure a rating for an issue if it is not needed to effectuate the sale of the issue or for cost reasons.

The ratings described below reflect the opinions of the NRSROs as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that credit rating services usually rate an issue of municipal securities at the time it is first offered to the public, and once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our investment adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds

NRSROs denote quality ratings in descending alphabetic order with the highest quality securities having a rating of “AAA” or “Aaa.” Securities rated “AAA” or “Aaa” are considered the highest quality credits and the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. Securities rated “AA” or “Aa” are considered high quality credits with some elements that would make long-term risks appear somewhat larger, but the obligor’s capacity to meet its financial commitment on the obligation is very strong. Securities rated “A” are considered as safe upper medium grade investment grade obligations that are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. Securities rated “BBB” or “Baa” are considered medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some credit rating agencies may denote ratings on municipal notes in a numeric order with a one (“1”) being the best quality; a two (“2”) representing high quality with margins of protection ample, although not so large as in the preceding group; and a three (“3”) representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

2

Description of Municipal Bonds

Municipal bonds are obligations issued by a state, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest of which is generally exempt from federal and state income taxes, for residents of the states which issue the securities.

Municipal bonds are issued for various public purposes including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the “Investment Restrictions.”

There are different types of municipal bonds. “General obligation” bonds are secured by the issuer’s pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. “Revenue” bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user typically secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g., a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g., a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. “Refunded” or “defeased” bonds are secured by an escrow fund which, usually, is invested in United States Government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the Commonwealth of Kentucky cannot enter into a financial obligation of more than two years’ duration. Municipal issuers within the Commonwealth cannot enter into a financial obligation of more than one year’s duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default. Revenue bonds issued by the Commonwealth of Kentucky are not a direct obligation of the state.

At times, we may purchase municipal bonds when a new issue is being offered in an underwriting, at which time the securities are offered on a “when-issued” basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objectives. During any such period in which assets are identified to meet a “when-issued” purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal bonds traditionally have not been subject to registration and/or regulation by the U.S. Securities and Exchange Commission (“SEC”). However, there have been proposals that could lead to future regulation of municipal securities by the SEC. The amount of information available about municipal bonds is generally less than that for corporate bonds or equities and the investment performance of our Funds that invest in municipal bonds may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The investment adviser will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these decisions will produce the desired results. The secondary market for municipal bonds also tends to be less well developed and less liquid than many other securities markets.

3

Taxable Municipal Bond Series

The Fund seeks to provide a high and stable level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The taxable municipal bonds held in this portfolio will be of investment grade quality (those rated “BBB” or “Baa” or higher by U.S. NRSROs at the time of purchase) with a weighted average nominal maturity normally ranging from 10-30 years. The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level.

The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

The Taxable Municipal Bond Series will maintain a non-diversified portfolio. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in bonds other than taxable municipal bonds, including but not limited to: U.S. Treasury securities, and securities and obligations of the U.S. Government, its agencies and instrumentalities.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers are not able to issue additional Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market.

The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not expect to receive or pass through to shareholders tax credits as a result of investments.

Intermediate Government Bond Series

As stated in our Prospectus, the Fund seeks to provide a high and stable level of income without incurring undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a diversified portfolio as described in our Prospectus and in the “Investment Restrictions” section below.

INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the affected Fund. Under these restrictions, we may not take any of the following actions with respect to each fund:

Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, North Carolina Tax-Free Income Series, Tennessee Tax-Free Income Series, and North Carolina Tax-Free Short-to-Medium Series

1.	With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either state’s political subdivisions, will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

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3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result, more than 10% of the value of our net assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Kentucky Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and Mississippi Tax-Free Income Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

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5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Taxable Municipal Bond Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, each state, each political subdivision of a state, and each district, authority, agency or instrumentality of a state or any of its political subdivisions will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

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7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Intermediate Government Bond Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States Government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

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10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options or any combination thereof.

16.	Issue senior securities.

NON-FUNDAMENTAL RESTRICTIONS

None of the single state tax-exempt municipal bond Funds will invest in certificates of deposit or banker’s acceptances.

These restrictions are “non-fundamental” investment policies of the affected Funds. As such, they may be changed by the Board of Trustees (the “Board”) without a vote of shareholders of the affected Series.

Borrowing of Money

Each Fund permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders. Such borrowings may not be in excess of 5% of the value of the assets of the affected fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust regularly discloses its portfolio securities in its Semi-Annual and Annual Reports, which are available on our website at www.dupree-funds.com and in its semi-annual filings on Form N-CSR filed with the SEC. The Statement of Additional Information and the Form N-CSR may be accessed on the EDGAR database through the SEC website at http://www.sec.gov. The Trust is also required to disclose in filings with the SEC each Fund’s complete portfolio holdings within 60 days after the end of the first and third fiscal quarters. Such quarterly holdings reports filed with the SEC are not distributed to fund shareholders but are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. The Trust’s portfolio securities are not listed separately on the Trust’s website. When and if requested by various publications or evaluation services such as Standard & Poor’s, Thomson Financial Services, Morningstar®, or Lipper or upon request of a shareholder or prospective shareholder, the Trust will disclose a then current listing of portfolio securities. The Trust does not differentiate among categories of persons who may wish to receive a listing of portfolio securities, and imposes no conditions upon use of the information. The Trust’s President or a Vice President is authorized to provide a listing of portfolio securities as of dates which differ from the dates utilized to prepare routine reports and filings. The Trust has no ongoing arrangements with any person or entity to make available information about the Trust’s portfolio securities. The Officers of the Trust report to the Board any requests for portfolio securities listings that are not already publicly available. Neither the Trust nor the investment adviser receives compensation for providing the listings of portfolio securities.

INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Allen E. Grimes, III, is President of the Trust and President of Dupree & Company, Inc. The voting stock of Dupree & Company, Inc. is owned by Lamar Dupree Grimes (98%) and Allen E. Grimes, III (2%). Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and is Vice President and Treasurer of the Trust. Vincent Harrison is Vice President of Dupree & Company, Inc. and is Assistant Secretary and Assistant Treasurer of the Trust. Huston Combs is Vice President of Dupree & Company, Inc. and also serves as Vice President and Secretary of the Trust. Dupree & Company, Inc. also serves as the SEC-registered transfer agent for the Trust.

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INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the investment adviser for each of our ten Funds pursuant to separate Investment Advisory Agreements with each Fund. The Investment Advisory Agreements for the Funds are each dated November 1, 2014, and have been renewed annually thereafter. Each Advisory Agreement may be continued from year to year if such continuation is specifically approved, at least annually, by our Board at a meeting called for that purpose, or by a separate vote of a majority of the outstanding voting securities of the respective Fund, and, in either case, also by vote of a majority of our Trustees. The Advisory Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. served as the investment adviser to Kentucky Tax-Free Income Fund, Inc. from inception through October 31, 1986, when Dupree Investment Advisers, Inc., a subsidiary of Dupree & Company, Inc., began serving as the investment adviser. In 1997, the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the investment adviser without any change in personnel or services.

Pursuant to the Investment Advisory Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, Dupree & Company, Inc. has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, Dupree & Company, Inc. provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, independent accountants, outside legal counsel), and permits its officers and employees to serve us as officers to the Trust, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Investment Advisory Agreements, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Investment Advisory Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Investment Advisory Agreements for the tax-exempt municipal bond Funds and the taxable municipal bond Fund, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Advisory Agreement, a fee at the annual rate of 0.20 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments in arrears. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any Fund at its sole option and expense. During the past three fiscal years, the following fees have been paid to the investment adviser and the following reimbursements have been received from the investment adviser, who will not seek to recover any fees waived or reimbursements.

	Year Ended 6-30-24	Year Ended 6-30-23	Year Ended 6-30-22
Alabama Tax-Free Income Series
Fees	$103,780	$116,896	$138,565
Fees waived	42,465	52,673	46,060
Kentucky Tax-Free Income Series
Fees	3,032,606	3,204,857	3,680,682
Fees waived	-0-	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series
Fees	170,503	208,372	223,744
Fees waived	36,089	37,083	36,574

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	Year Ended 6-30-24	Year Ended 6-30-23	Year Ended 6-30-22
Mississippi Tax-Free Income Series
Fees	46,351	44,375	55,004
Fees waived	23,704	31,513	28,960
North Carolina Tax-Free Income Series
Fees	575,582	615,407	748,677
Fees waived	62,124	56,316	2,346
North Carolina Tax-Free Short-to-Medium Series
Fees	49,685	61,555	66,016
Fees waived	26,370	32,494	29,365
Tennessee Tax-Free Income Series
Fees	283,321	330,682	409,703
Fees waived	56,211	51,495	10,956
Tennessee Tax-Free Short-to-Medium Series
Fees	16,274	20,848	26,506
Fees waived	16,635	23,537	25,034
Intermediate Government Bond Series
Fees	19,341	20,471	22,855
Fees waived	18,441	16,202	5,251
Taxable Municipal Bond Series
Fees	18,930	22,179	62,335
Fees waived	18,956	23,691	36,410

Portfolio Managers

Vincent Harrison is the lead portfolio manager and is responsible for the day-to-day management of all ten Funds offered by the Trust. Mr. Harrison served as assistant portfolio manager from 1999 to 2004 before becoming lead portfolio manager in 2004. Brian Tibe serves as the assistant portfolio manager. Mr. Tibe has been employed by the investment adviser since 2005 and assumed his responsibilities as assistant portfolio manager in 2015. Messrs. Harrison and Tibe do not provide portfolio management services to any other investment accounts. All portfolio management activities are overseen by Allen E. Grimes, III, who serves as the investment adviser’s Chief Compliance Officer.

Messrs. Harrison and Tibe are employed by the investment adviser for each of the Funds. Portfolio managers, like all other employees of Dupree & Company, Inc., are paid a fixed salary. All employees are eligible to receive discretionary bonuses. All employee benefits, i.e., insurance, retirement plans, etc. are the same for all employees of Dupree & Company, Inc.

Mr. Harrison owned shares in the Kentucky Tax-Free Income Series valued between $10,001-$50,000 as of June 30, 2024. Mr. Tibe owned no shares.

OTHER SERVICES

US Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118, serves as Custodian for the Trust. US Bank is responsible for the safekeeping of the assets of each Fund. US Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Funds’ accounts.

Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, serves as the independent registered public accounting firm of the Trust. The financial statements and schedules audited by Cohen & Company have been included in reliance on their report given on their authority as experts in accounting and auditing.

Dupree & Company, Inc. serves as the transfer agent and dividend paying agent of the Trust, collecting monies from shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. The Trust has an agreement with Dupree & Company Inc., as transfer agent, under of which a fee is paid computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 and 0.12 of 1% on all amounts in excess of $20,000,000. For the 2024, 2023, and 2022 fiscal years, Dupree & Company, Inc. was paid $1,265,243, $1,361,966, and $1,655,732 respectively, for the services it performed as transfer agent and dividend paying agent of the Trust.

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Dupree & Company, Inc., the Trust’s transfer agent, has entered into a shareholder servicing agreement with Unified Trust Company, NA, a division of American Trust Company (“Unified Trust”) to service their clients. Unified Trust is compensated by Dupree & Company, Inc. at a rate of .000125 per annum of the net assets under management invested by their clients in the Kentucky Tax-Free Income Series; .0001875 per annum of the net assets under management invested by their clients in the North Carolina Tax-Free Income Series; .00020833 for the Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Alabama Tax-Free Income Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series and the Taxable Municipal Bond Series; and .00008333 per annum of the net assets under management invested by their clients in the Intermediate Government Bond Series.

For the 2024, 2023 and 2022 fiscal years, the aggregate compensation paid by Dupree & Company, Inc. to all shareholder servicing agents was $44,271, $107,582, and $143,062 respectively. The compensation is inclusive of all shareholder servicing agents, some of whom may not currently have active agreements with Dupree & Company, Inc. Dupree & Company, Inc. has also entered into a number of agreements with various financial intermediaries and/or entities (e.g., Charles Schwab & Company, National Financial Services, TD Ameritrade, Vanguard, PNC Advisors, PNC Investments, Wells Fargo, Pershing LLC, US Bank, JP Morgan, and Raymond James) that permit customers of those entities to purchase shares of the Trust. These entities are compensated by Dupree & Company, Inc. in various amounts. For fiscal year 2022, Dupree & Company, Inc. paid an aggregate amount of $261,684 in connection with the aforementioned financial intermediary agreements; for fiscal year 2023, Dupree & Company, Inc. paid an aggregate amount of $195,802 in connection with the aforementioned financial intermediary agreements; and in fiscal year 2024, Dupree & Company, Inc. paid an aggregate amount of $214,888 in connection with the aforementioned financial intermediary agreements. The fee schedules for the financial intermediaries are as follows:

Name of Firm	Current Fee arrangement
Raymond James & Associates, Inc.	Asset base x 9 basis points per year
National Financial Services, LLC	Asset base x 10 basis points per year
US Bank	Asset base x 10 basis points per year
Vanguard Brokerage Services	Number of accounts, $20.00 per account
Charles Schwab	Asset base x 8 basis points per year
JP Morgan Securities	Asset base x 8 basis points per year
TD Ameritrade Trust Company	Number of accounts, $14.00 per account
Pershing LLC	Number of accounts, $14.00 per account and $1,000 per year per fund maintenance fee
PNC Advisors	Asset base x 6 basis points per year and/or $4,000.00 per year flat fee minimum
PNC Investments	Asset base x 6 basis points per year
Wells Fargo	Number of accounts, $3.00 per account

Shareholders of the Trust do not pay for any costs associated with these third party financial intermediary agreements.

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43216 serves as independent legal counsel to the Trust and Trustees.

Under the terms of a Compliance Services Agreement with the Trust, Northern Lights Compliance Services, LLC which is a subsidiary of Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, provides an individual with the requisite background and familiarity with federal securities laws to serve as the Trust’s Chief Compliance Officer and to administer the Trust’s compliance policies and procedures. The Trust pays Northern Lights Compliance Services a fee of $76,302 per year for the services the Chief Compliance Officer provides to the Trust.

OFFICERS AND TRUSTEES

The Board is comprised of two persons James C. Baughman, Jr., and Marc A. Mathews who are independent Trustees (that is, they are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act.), and Allen E. Grimes, III, who is an “interested person” because he is employed by Dupree & Company, Inc.

The Board meets on a quarterly basis to discuss, review and act upon business matters of the Trust. On a quarterly basis the Trustees review financial statements, dividends declared, portfolio pricing and variances, compliance subjects, brokerage allocations and selections, and adopt, ratify or amend policies. On a weekly basis the Trustees are apprised

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of the total investments in each portfolio and yield information. As set forth in the Declaration of Trust filed pursuant to the laws of the Commonwealth of Kentucky, the Trustees manage the business of the Trust: appointing and removing officers, agents, consultants and employees; selecting advisers, depositories, custodians, distributors, underwriters and others; and delegating responsibilities to officers and/or committees of the Trust or employees, advisers, agents or others. The Board adopts general policy and charges Dupree & Company, Inc. with responsibility for daily investment, shareholder servicing and management decisions. The Board oversees risks to the Trust through the services of the independent auditors of the Trust and the Trust’s Compliance Officer. The Trustees have engaged the independent auditors to conduct agreed upon review of management practices. In addition, the Trustees receive quarterly reports of compliance risks from both management and the Trust’s Chief Compliance Officer.

The Board has three standing committees: an Audit Committee, a Nominating and Governance Committee, and a Valuation Committee. All independent Trustees are members of the Audit Committee, Nominating and Governance Committee and Valuation Committee. The Audit Committee of the Board meets semi-annually, or more often if needed to oversee the Trust’s compliance with legal and regulatory requirements related to its accounting and financial reporting policies and practices and its internal control over financial reporting, and to select and oversee the work of any independent registered public accounting firm employed by the Trust for the purpose of preparing or issuing an audit report. During the most recently completed fiscal year the Audit Committee met twice. The Nominating and Governance Committee of the Trust meets annually to determine Trustee compensation and as needed to nominate persons to serve on the Board. During the most recently completed fiscal year, the Nominating Committee met once. The Nominating Committee reviews Trustee compensation and nominates individuals to serve as both independent and interested Trustees of the Trust. The Nominating and Governance Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the Trust, identifying a nominee and describing the nominee’s qualifications. In addition, the Trustees meet quarterly without management to discuss Trust business and the oversight responsibilities of the Trustees, including compliance matters. The Valuation Committee’s purpose is to review and approve the Trust’s Valuation Policies and Procedures and to review any securities that are fair valued by the Valuation Designee. The Valuation Designee makes fair value determinations in good faith and in accordance with the Trust’s Valuation Policies and Procedures and reports to the Valuation Committee. The Valuation Committee met once during the fiscal year ended June 30, 2024.

Set forth below is certain biographical information about the Trustees including a description of the specific experience, qualifications, attributes and skills that led to the conclusion that the person should serve as a member of the Board in light of the Trust’s business and structure.

James C. Baughman, Jr. – Mr. Baughman previously served as a Chief Executive Officer, Secretary, Treasurer, and Director of Office Suite Plus, Inc. and its wholly owned subsidiary, Office Suites Plus Properties, Inc., a privately held business that provided office and conference facilities with advanced technology and support services. Currently, he is President of CJN Advisors, LLC, a business consulting firm and H&S1 KY Lexington, LLC, a health and wellness business. Mr. Baughman received his MBA in finance. His experience in corporate governance, strategic planning, finance and accounting, operations and marketing, real estate and technology makes him duly qualified and skilled to serve on the Board.

Marc A. Mathews – Mr. Mathews served as Vice-President for Finance and Business at Transylvania University in Lexington, Kentucky until his retirement on June 30, 2021. He previously served as Treasurer and Controller at the University of Kentucky and as a Senior Audit Manager at PricewaterhouseCoopers, LLP. He is a Certified Public Accountant and a Certified Treasury Professional, and holds degrees in Business Administration and Accounting. Mr. Mathews is active on numerous local civic boards. He is well-versed in corporate governance, finance, and consensus building.

Allen E. Grimes, III – Mr. Grimes is the President and Chief Compliance Officer for Dupree & Company, the Trust’s investment adviser, administrator and transfer agent. He also serves as President of the Trust. Prior to joining Dupree & Company, Mr. Grimes was a lawyer in private practice. Mr. Grimes holds a number of securities licenses, including the Series 7, Series 24, Series 27, Series 63, and Series 99. He has extensive knowledge of the Trust and its service providers, financial products, and the regulatory framework under which the Trust operates.

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The following table sets forth information regarding our Officers and Trustees.

Independent Trustees:
Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years

James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee, Chair of Nominating and Governance Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness); President, Blue Horse Entries, LLC (2014 – 2021; online business support services for equestrian events)	10	N/A

Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee, Chair of Audit Committee	Indefinite Term/ Since October 2011	Realtor, Bluegrass Sotheby’s International Realty (2021 – present); Consultant, National Association of College and University Business Officers (organization for higher education business professionals 2021 – present); Vice President for Finance and Business, Transylvania University (2009 – 2021)	10	Director, Bank of the Bluegrass (2011-2022)
Interested Trustees and Officers of the Trust

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President, Interested Trustee	Annual Term/ President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Trustee since October 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Treasurer	Annual Term/ Vice President & Treasurer, (October 2022 – present); Vice President, Secretary & Treasurer, October 1999 – October 2022	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A

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Interested Trustees and Officers of the Trust
Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years

Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President, Secretary	Annual Term/ Vice President & Secretary (October 2022 – present);Vice President (May 2018 – October 2022)	Associate Counsel/Registered Representative Dupree & Company, Inc. (2017 – present)	N/A	N/A

Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/ October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A

Martin Dean Northern Lights Compliance Services, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	President, Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – January 2023)	N/A	N/A

*	All Trustees are required to retire upon reaching age 75 and/or having completed 20 years of service as a Trustee.

As of December 31, 2023, shares of the Trust were owned by our Trustees as shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Series Invested
James C. Baughman, Jr.	$50,001 to $100,000	Kentucky Tax-Free Income Series
James C. Baughman, Jr.	$1 to $10,000	Intermediate Government Bond Series
Marc A. Mathews	$50,001 to $100,000	Kentucky Tax-Free Income Series
Allen E. Grimes, III	Over $100,000	Kentucky Tax-Free Income Series
Allen E. Grimes, III	$1 to $10,000	Kentucky Tax-Free Short-to-Medium Series

As of December 31, 2023, none of the Independent Trustees or any members of their immediate family held any beneficial interest in the Trust’s investment adviser, nor were the Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.

Compensation Table

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
James C. Baughman, Jr., Trustee	$40,000	-0-	-0-	$40,000
Marc A. Mathews Chairman, Trustee	$40,000	-0-	-0-	$40,000
Knox van Nagell Pfister**	$30,000	-0-	-0-	$30,000
Ann Rosenstein Giles**	$40,000			$40,000
Allen E. Grimes, III President, Trustee	-0-	-0-	-0-	-0-

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*	Effective March 1, 2024, Knox van Nagell Pfister resigned from the Board.
**	Effective June 30, 2024, Ann Rosenstein Giles resigned from the Board.

The two independent Trustees were paid $10,000 per quarter. Mr. Grimes does not receive any compensation from the Trust for serving as Trustee.

CODE OF ETHICS

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however, such securities transactions must be disclosed on a quarterly basis. Personnel are permitted to invest in the Trust.

PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each Fund are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our investment adviser, Dupree & Company, Inc. Our investment adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Sales of securities for the Trust’s portfolios, as well as allocation of brokerage, are reviewed quarterly by the Board. Each of these sale trades are either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the Board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolio transactions, it will seek execution at the most favorable prices through responsible brokers consistent with Dupree & Company, Inc.’s best execution obligations. In selecting brokers to execute portfolio transactions Dupree & Company, Inc. will give consideration to such factors as the price of the security, the rate of commission, if any, and the size and difficulty of the order. The reliability, integrity, financial conditions, general execution and operating capabilities of competing brokers will also be taken into consideration when placing purchase and sale orders.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include valuation of the market prices of securities in the Trust’s portfolios, evaluation of potential additions to the Trust’s portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc., reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear.

It is not the practice of Dupree & Company, Inc., to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. Dupree & Company, Inc. has advised us that, when it purchases municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

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SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor to the Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate Series or funds without par value. The Trust is authorized to create an unlimited number of new Series or Funds, but at this time the Trust is offering shares in ten Funds as described in the Prospectus: Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Taxable Municipal Bond Series and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. In the event of liquidation of any Fund, net assets would be distributed among shareholders of the fund pro-rata after payment of all expenses. Shareholders have no pre-emptive rights. Shareholders may convert their shares in a Fund into shares of other Funds offered by the Trust; however, this conversion will be treated as a redemption and purchase and may have tax consequences for the shareholder. When issued, our shares are fully paid and non-assessable. Shareholders rights to redeem shares and receive dividends are set forth in the Prospectus dated November 1, 2023.

As of October 9, 2024, the following persons were known to the Trust to be the beneficial owners of more than five (5%) of the outstanding shares of the following Funds:

Name(s) of Share Owners	Percenvmt of Shares Owned of Record	Percent of Shares Owned Beneficially	Both
Kentucky Tax-Free Income Series
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	9.41%

Kentucky Tax-Free Short-to-Medium Series
Paula M. Steiner, Trustee Paula M. Steiner Trust 865 Rosewood Drive Villa Hills, KY 41017	11.07%

Mississippi Tax-Free Income Series
Robert Lawson Holladay, Sr. 240 Oscar Street Ruleville, MS 38771	19.17%

SEI Private Trust Company C/O Trustmark One Freedom Valley Drive Oaks, PA 19456	14.44%

Martha A Fulton 2181 HWY 82 West Greenville, MS 38701	7.92%

Sharron Herring & James Bradshaw 34 E Locust Sumrall, MS 39482	7.65%

Vanguard Brokerage Services 455 Devon Park Drive Valley Forge, PA 19482	6.71%

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Name(s) of Share Owners	Percent of Shares Owned of Record	Percent of Shares Owned Beneficially	Both

NC Tax-Free Income Series
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104]	21.86%

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	5.78%

NC Tax-Free Short-to-Medium Series
George M Lawson & Donna H Lawson JTWROS 109 W Keeling Road Greensboro, NC 27410	16.04%

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	7.44%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	7.30%

Larry T. Williams & Billie T. Williams 7340 Foster Street Rural Hall, NC 27045	5.22%

Tennessee Tax-Free Income Series
Charles Schwab & Co., Inc. FBO Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	9.39%

Tennessee Tax-Free Short-to-Medium Series
Rachael A. McClain C/O Barbara A Parriott 1700 Bryce Court Nashville, TN 37211	10.99%

Martha M Smith 306 Peartree Drive Clarksville, TN 37043	10.25%

Gail S Mays 2551 Maple Branch Lane Knoxville, TN 37912	9.31%

Sue Ann Gunnison 75 Kenway Street Cookeville, TN 38501	9.25%

John P Randle & Anita C Randle JTWROS 10625 Summit Mountain Court Knoxville, TN 37022	7.57%

National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	7.14%

Charles Schwab & Co., Inc. FBO Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	5.79%

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Name(s) of Share Owners	Percent of Shares Owned of Record	Percent of Shares Owned Beneficially	Both

Taxable Municipal Bond Series
Peggy & Lewie Harrison Family Trust TR David W Harrison 13110 Cain Lane Louisville, KY 40245	12.84%

Peter Lohrengel & Julie A Lohrengel COTR Peter & Julie Lohrengel Family Trust 2705 Dolphin Street #2B Fernandina Beach, FL 32034	11.06%

KY Christian Foundation, Inc. 651 Perimeter Drive Suite 620 Lexington, KY 40517	10.14%

Joel G Hicks Jr 2005 Shandwick Terrace Birmingham, AL 35242	6.39%

James A Concotelli 400 Redding Road #21 Lexington KY 40517	6.30%

Bluegrass Sportsman’s League Inc 2500 Handy’s Bend Road Wilmore, KY 40390	6.08%

A principal shareholder is any person who owns of record or beneficially, 5.0% or more of the outstanding shares of a fund. A control person is one who owns beneficially or through controlled companies more than 25.0% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of a fund.

Management Ownership

Officers and Trustees owned less than 1% of the shares of the Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series.

HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

FINANCIAL INTERMEDIARIES

If you purchase shares through a financial intermediary, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a financial intermediary (rather than directly with the Trust), the financial intermediary may charge you fees different from those described. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you have any questions about fees that you may be charged by them. Transactions processed through financial intermediaries may depend upon your contractual relations with the financial intermediary and whether the Trust has an arrangement with the financial intermediary.

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The Funds have authorized one or more financial intermediaries to receive on its behalf purchase and redemption orders. Such financial intermediaries may be authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized financial intermediary or, if applicable, a financial intermediary’s authorized designee, receives the order.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

DETERMINATION OF NET ASSET VALUE

The price used when you buy or sell shares in a Fund is the next net asset value computed after we receive your order in proper form. The net asset value per share of each Fund is determined separately at the close of the market, generally 4:00 p.m. ET each weekday the Trust is open by dividing the total value of the assets of a Fund, minus liabilities, by the total number of shares outstanding.

The Trust is closed on the following holidays: Veterans Day, Thanksgiving, Christmas, New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, and Columbus Day. The above listed closing dates correspond with the dates the bond market is closed in the U.S.

On any business day when the markets close early we will close and calculate each Fund’s NAV at the market closing time. On those days when the market has an early close, any purchase and/or redemption orders received after the close will be processed and become effective on the next business day at the then prevailing NAV. We may elect to remain open on those dates which there are an early or full market close.

Purchase and sales orders accepted after the Trust’s order cut-off time (4:00 p.m. EST) will be effective the following business day at the NAV computed on the following day.

Valuation Methodology – Tax-Exempt and Taxable Municipal Bond Series

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Trust’s “Valuation Designee”. The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

Valuation Methodology – Intermediate Government Bond Series

The securities held in the Intermediate Government Bond Series are priced daily utilizing prices obtained from ICE. The prices are examined by Dupree for accuracy and daily price changes are evaluated, modified, or challenged as appropriate.

HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares. A $15.00 wire fee applies to all redemptions processed by wire. The transfer agent may deduct the wire charge from the redemption proceeds. There is no fee for processing redemption proceeds through the Automated Clearing House electronic funds transfer system.

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REDEMPTION BY TRUST

If your account balance falls below $500 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will mail you a notice requesting that you bring the account balance back up to the minimum investment amount of $500. If you choose not to do so within thirty (30) days from the date of notice, we will close your account and mail the proceeds to the address of record.

If you reside in a state or should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend and/or capital gains distribution options to receive your dividends and/or capital gains in cash in lieu of reinvestment of said dividends and/or capital gains distributions in the Trust.

The Trust reserves the right to redeem, at any time without notice, any account if it is determined that the account owner is not complying with the Trust’s policies and procedures.

FEDERAL INCOME TAXES

Bond Counsel for the bonds held in the tax-exempt municipal bond Funds have not undertaken to advise in the future whether any events after the date of issuance of the bonds may affect the tax-exempt status of interest on the bonds or the tax consequences of ownership of the bonds. No assurance can be given that future legislation, or amendments to the tax code, if enacted into law, will not contain provisions which could directly or indirectly reduce the benefit of the exclusion of the interest on the bonds from gross income for federal income tax purposes. This would prevent such holders from realizing the full current benefit of the federal tax status of such interest. Several bills have also been introduced in Congress in the past that, if enacted, would curtail or eliminate the tax-exemption retroactively or prospectively. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes. Prospective purchasers of the tax-exempt municipal bond funds should consult their own tax advisors regarding the potential consequences of any federal budget proposal and/or other legislative proposals to the treatment of interest on the bonds and distributions paid by the tax-exempt municipal bond Funds.

Effective for the taxable years beginning after December 22, 2010, each Fund is permitted to carry forward capital losses for an unlimited period, and those capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as provided under prior law.

No mutual fund is a complete investment program and you may lose money by investing in the Funds. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by the U.S. government. More detailed information about the Trust, its investment policies, restrictions and risks can be found in the Trust’s Prospectus dated November 1, 2023.

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TAX INFORMATION

At June 30, 2024, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation

Alabama Tax-Free Income Series	$21,640,255	$64,473	$(680,740)	$(616,267)

Kentucky Tax-Free Income Series	747,515,795	3,922,076	(20,314,807)	(16,392,731)

Kentucky Tax-Free Short-to-Medium Series	31,510,385	36,390	(602,025)	(565,635)

Mississippi Tax-Free Income Series	9,813,153	50,438	(103,131)	(52,693)

North Carolina Tax-Free Income Series	116,425,809	228,430	(3,235,542)	(3,007,112)

North Carolina Tax-Free Short-to-Medium Series	8,807,032	1,172	(104,732)	(103,560)

Tennessee Tax-Free Income Series	53,316,723	71,430	(783,755)	(712,325)

Tennessee Tax-Free Short-to-Medium Series	2,820,953	-0-	(34,326)	(34,326)

Intermediate Government Bond Series	9,571,417	3,946	(190,843)	(186,897)

Taxable Municipal Bond Series	3,678,925	34,685	(293,907)	(259,222)

At June 30, 2024, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$-	$579,217	$579,217
Kentucky Tax-Free Income Series	1,395,027	17,360,092	18,755,119
Kentucky Tax-Free Short-to-Medium Series	86,273	199,201	285,474
Mississippi Tax-Free Income Series	123,423	366,167	489,590
North Carolina Tax-Free Income Series	1,277,364	4,026,301	5,303,665
North Carolina Tax-Free Short-to-Medium Series	54,833	160,276	215,109
Tennessee Tax-Free Income Series	174,230	1,563,438	1,737,668
Tennessee Tax-Free Short-to-Medium Series	2,216	275,872	278,088
Intermediate Government Bond Series	51,994	95,343	147,337
Taxable Municipal Bond Series	174,265	1,747,394	1,921,659

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2024, the Funds did not have any reclassification of net assets.

The information provided below is not an attempt to provide you with tax advice and does not purport to deal with all of the tax consequences that may be applicable to your investment in our Funds. You should always consult with your own tax adviser and/or tax attorney for more details on how our Funds may affect your individual state and Federal tax liability. The information contained herein is deemed to be accurate as of November 1, 2024, but is subject to change and should only be used as general guidance.

Federal Tax Information

We have qualified as a “regulated investment company” under the Internal Revenue Code and intend to continue such qualification. By qualifying as a regulated investment company we are relieved of Federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) meet certain diversification tests as to our investments in securities, and (iii) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year. A failure to qualify as a regulated Investment company would result in distributions to shareholders being taxed as ordinary dividends.

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You must report your total tax-free income on your federal income tax return. The IRS uses this information to help determine the status of any social security payments that you may receive during the year. Tax-exempt dividends paid to social security recipients may increase the portion of social security benefits that is subject to tax.

The sale of shares may result in a capital gain or loss depending upon your tax basis in your Fund shares. If you have owned your shares for more than one year, gains reportable on the sale of your shares may qualify for reduced rates of taxation on capital gains. For tax purposes, an exchange of your Fund shares for another Fund offered by the Trust is treated the same as a sale and will normally generate a gain or loss that will be reported to you in your year-end tax information. Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, generally will be taxable to shareholders as long-term capital gains regardless of how long the shareholder has held the shares in respect of which the distribution is paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although considered a return of investment, may be taxable as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the tax-exempt municipal bond Funds that distribute exempt interest dividends. Under rules of the IRS, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases.

In any fiscal year in which any Fund has taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt from taxation will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders’ taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed Fund income unless the fund distributes at least; i) 98% of calendar year ordinary income during the calendar year; ii) 98.2% of capital gain net income earned in the year ending October 31 by December 31; and iii) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

Capital Gains

The sale of shares may result in a capital gain or loss depending upon your original tax basis in your Fund shares. Long-term capital gain distributions to a corporation will be taxed at long-term capital gains rates applicable to corporations. Net long-term capital gain distributions to individuals generally will be taxed long term capital gains rates applicable to individuals.

Losses and Certain Limitation

Losses that may be realized on the sale of Fund shares may be subject to disallowance or limitation under various tax rules. For example:

•

If the stock of a Fund is held for six months or less, any loss on the sale of that stock generally would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. However, the loss disallowance rule for exempt interest dividends will not apply to a loss realized on the sale of Fund shares for which the taxpayer’s holding period begins after December 22, 2010, if the Fund declares dividends daily and distributes them at least monthly.

•

All or a portion of a loss realized upon the sale of Fund shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after that sale.

•

Any loss realized on the sale of Fund shares within six months from the date of purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during that six-month period.

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Tax Exempt Bonds

Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as “non-essential” bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. Tax-exempt interest on non-essential function bonds generally will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase “non-essential purpose” bonds for the tax-exempt municipal bond Funds. The Internal Revenue Services (“IRS”) may audit issuers of municipal bonds and, in some cases, may determine that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from adjusted gross income. Such reclassifications or actions could cause interest from a municipal security to become taxable retroactively thereby increasing your tax liability. Moreover, such reclassifications or actions could cause the value of a security to drop which may result in a decline in the value of a Fund’s shares. The potential reclassification of income by the IRS is a risk of investing in tax-exempt municipal bonds.

Tax-Exempt Municipal Bond Funds

As a regulated investment company, we may be qualified to pay “exempt interest dividends”, provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Shareholders receiving exempt interest dividends may exclude them from gross income for Federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

Taxable Municipal Bond Series

Ordinarily, the dividends we pay from net income earned on our investments in this Fund are not considered exempt dividends. Accordingly, shareholders will include these dividends in gross income for federal income tax purposes. Dividends paid by this Fund may also be subject to tax at the state level. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as “non-essential” bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. Tax-exempt interest on non-essential function bonds generally will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. Interest earned on Build America Bonds held by the Taxable Municipal Bond Series is subject to tax at the federal level and may be subject to tax at the state level. Please consult your tax adviser for more details of how this Fund may affect your state tax liability.

Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments are not considered tax exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for federal income tax purposes. Dividends we pay from the net income earned on out investments in this Fund may be subject to state tax. The above analysis is not all-inclusive and is subject to federal regulations. Please consult your tax adviser for more details of how this Fund may affect your state tax liability.

Additional Medicare Tax

Under current law, an additional 3.8% Medicare tax may be imposed on certain net investment income (including ordinary dividends and capital gain dividends, as well as gains from redemption of Fund shares) of U.S. individuals, estates and trusts, to the extent that the shareholder’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts. Shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Backup Withholding

A Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Internal Revenue Code, distributions of

23

investment company taxable income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Foreign Account Tax Compliance Act

Payments to a Fund shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the Internal Revenue Service, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Alabama Tax Information

Insofar as the dividends we distribute from the Alabama Tax-Free Income Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of Alabama, they will also be excludable from the shareholder’s gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that for residents of Alabama dividends paid by the Fund will ordinarily be excludable from gross income for Alabama state income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Alabama, dividends paid by these Funds and any other tax free Funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of an Alabama corporation or other entity.

Always consult with your tax adviser for more details on how investment in our Funds may affect your tax liability.

Kentucky Tax Information

Insofar as the dividends we distribute from the Kentucky Tax-Free Income Series and the Kentucky Tax-Free Short-to-Medium Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of Kentucky, they will also be excludable from the shareholder’s gross income for Kentucky income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for Federal income tax purposes. This means that for residents of Kentucky dividends paid by the Fund will ordinarily be excludable from gross income for Kentucky state income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Kentucky, dividends paid by these Funds and any other tax free Funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Kentucky corporation or other entity.

Always consult with your tax adviser for more details on how investment in our Funds may affect your tax liability.

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Mississippi Tax Information

Insofar as the dividends we distribute from the Mississippi Tax-Free Income Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of Mississippi, they will also be excludable from the shareholder’s gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that for residents of Mississippi dividends paid by the Fund will ordinarily be excludable from gross income for Mississippi state income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Mississippi, dividends paid by these Funds and any other tax free Funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

Always consult with your tax adviser for more details on how investment in our Funds may affect your tax liability.

North Carolina Tax Information

Insofar as the dividends we distribute from the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of North Carolina, they will also be excludable from the shareholder’s gross income for North Carolina income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that for residents of North Carolina dividends paid by the Fund will ordinarily be excludable from gross income for North Carolina state income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of North Carolina, dividends paid by these Funds and any other tax free Funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Always consult with your tax adviser for more details on how investment in our Funds may affect your tax liability.

Tennessee Tax Information

Ordinarily, the dividends we distribute from the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series qualify as “exempt interest dividends” for federal income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, may be subject to federal income tax.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. The Hall income tax, which was imposed on Tennessee residents receiving interest from bonds and notes, was repealed beginning January 1, 2021. As such, dividends and other distributions from the Funds are not subject to a Tennessee state income tax.

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Always consult with your tax adviser for more details on how investment in our Funds may affect your tax liability.

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PART C

OTHER INFORMATION

Item 28.	Financial Statements and Exhibits

(a) Articles of Incorporation. Form of Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Post-Effect Amendment No 65 to Registrant’s Registration Statement filed October 28, 2017.

(b) By-Laws. Registrant’s By-Laws are incorporated by reference to Post-Effective Amendment No. 63 Registrant’s Registration Statement filed October 27, 2016.

(c) Instrument Defining Rights of Security Holder. None other than in the Amended and Restated Agreement and Declaration of Trust and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

(i) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Alabama Tax-Free Income Series, and Dupree & Company, Inc., dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(ii) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Kentucky Tax-Free Income Series, and Dupree & Company, Inc., dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement field October 31, 2014.

(iii) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Kentucky Tax-Free Short-to-Medium Series, and Dupree & Company, Inc., dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(iv) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Mississippi Tax-Free Income Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(v) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of North Carolina Tax-Free Income Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(vi) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of North Carolina Tax-Free Short-to-Medium Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(vii) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Tennessee Tax-Free Income Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(viii) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Tennessee Tax-Free Short-to-Medium Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(ix) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Intermediate Government Bond Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(x) Investment Advisory Agreement by and between Dupree Mutual Funds, for and on behalf of Taxable Municipal Bond Series, dated November 1, 2014, is incorporated by reference to Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed October 31, 2014.

(e) Underwriting Contracts. None.

(f) Bonus or Profit Sharing Contracts. None.

(g) Custodial Agreement. Custody Agreement by and between Dupree Mutual Funds and U.S. Bank National Association, dated April 1, 2009, is incorporated by reference to Post-Effective Amendment No. 61 to Registrant’s Registration Statement filed October 30, 2015.

(h) Other Material Contracts.

(i) Transfer Agent Agreement by and between Dupree Mutual Funds and Dupree & Company, Inc., as amended on October 22, 2008, is incorporated by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement filed October 27, 2016.

(ii) Compliance Services Agreement by and between Dupree Mutual Funds and Northern Lights Compliance Services, dated February 23, 2023, is filed herewith.

(i) Legal Opinion. Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k) Omitted Financial Statements. None.

(l) Initial Capital Agreements. None.

(m) Rule 12b-1 Plans. None.

(n) Rule 18f-3 Plan. None.

(o) Reserved.

(p) Code of Ethics.

(i) Code of Ethics for Dupree Mutual Funds, as amended and readopted May 8, 2018, is incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement filed October 29, 2018.

(ii) Code of Ethics for Dupree & Company, Inc.as amended and readopted May 8, 2018, is incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement filed October 29, 2018.

Other Powers of Attorney. Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement filed October 28, 2020.

Item 29.	Control Persons. None.

Item 30.	Indemnification.

Reference is made to Article VII, Section 7.4 of the Registrant’s Amended Agreement and Declaration of Trust:

The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise), (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by the court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested parties” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding (“disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Item 31.	Activities of Investment Adviser.

Dupree & Company, Inc., 125 South Mill Street, Vine Center, Suite 100, Lexington, KY 40507, is registered as an investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser’s Form ADV, file number 801-13157. Neither the adviser, nor its officers or directors, have engaged in another business of a substantial nature during the last two years.

Item 32.	Principal Underwriter. None.

Item 33.	Location of Accounts and Records.

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s investment adviser, transfer agent, and fund accounting agent, located at 125 South Mill Street, Vine Center, Suite 100, Lexington, KY 40507 and/or the Registrant’s compliance services provider, Northern Lights Compliance Services, located at 2 Easton Oval, Suite 300, Columbus, OH 43219.

Item 34.	Management Services. Not applicable.

Item 35.	Undertakings. None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of [Lexington], County of Fayette and State of [Kentucky] on this the 28th day of October, 2024.

DUPREE MUTUAL FUNDS

By:	/s/ Allen E. Grimes, III

Pursuant to the requirements of the 1933 Act, this amendment to the Registration Statement has been signed below by the following persons in their respective capacities and on the date noted.

Signature	Title	Date
/s/ James C. Baughman*	Trustee	October 28, 2024
James C. Baughman *

/s/ Marc A. Mathews*	Trustee	October 28, 2024
Marc A. Mathews*

/s/ Allen E. Grimes, III	Trustee, President and Principal Executive Officer	October 28, 2024
Allen E. Grimes, III

/s/ Michelle Dragoo	Treasurer and Principal Financial Officer	October 28, 2024
Michelle Dragoo

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III Attorney-In-Fact

* Pursuant to Powers of Attorney filed herewith

INDEX

Exhibit Number	Description

28(h)(ii)	Compliance Service Contract

28(i)	Legal Consent of Thompson Hine LLP

28(j)	Consent of Independent Registered Public Accounting Firm